UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2012

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Investment Grade Bond Fund

Semiannual Report
11.30.12

A look at performance

Total returns for the period ended November 30, 2012

	Average annual total returns (%)			Cumulative total returns (%)				SEC 30-day
	with maximum sales charge			with maximum sales charge				yield (%)

								as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	11-30-12

Class A	4.93	6.10	5.19	–0.18	4.93	34.48	65.87	2.20

Class B	4.10	5.97	5.05	–0.87	4.10	33.63	63.62	1.55

Class C	8.10	6.29	4.89	3.13	8.10	35.64	61.20	1.56

Class I1,2	10.27	7.45	6.09	4.69	10.27	43.26	80.53	2.59

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 9-30-13 for Class A, Class B and Class C shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For Class I shares, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I
Net (%)	0.98	1.73	1.73	0.65
Gross (%)	1.00	1.75	1.75	0.65

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

See the following page for footnotes.

6	Investment Grade Bond Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B3	11-30-02	$16,362	$16,362	$16,941

Class C3	11-30-02	16,120	16,120	16,941

Class I1	11-30-02	18,053	18,053	16,941

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 For certain types of investors as described in the Fund’s prospectus.

2 Class I shares were first offered on 7-28-03. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I shares.

3 No contingent deferred sales charge is applicable.

Semiannual report | Investment Grade Bond Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2012 with the same investment held until November 30, 2012.

	Account value	Ending value	Expenses paid during
	on 6-1-12	on 11-30-12	period ended 11-30-12[1]

Class A	$1,000.00	$1,045.20	$4.97

Class B	1,000.00	1,041.30	8.80

Class C	1,000.00	1,041.30	8.80

Class I	1,000.00	1,046.90	3.28

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Investment Grade Bond Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2012, with the same investment held until November 30, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-12	on 11-30-12	period ended 11-30-12[1]

Class A	$1,000.00	$1,020.20	$4.91

Class B	1,000.00	1,016.40	8.69

Class C	1,000.00	1,016.40	8.69

Class I	1,000.00	1,021.90	3.24

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.97%, 1.72%, 1.72% and 0.64% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Investment Grade Bond Fund	9

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	33.5%	Asset-Backed Securities	3.8%

U.S. Government Agency	28.2%	Capital Preferred Securities	1.0%

Collateralized Mortgage Obligations	11.2%	Municipal Bonds	0.9%

U.S. Government	9.7%	Preferred Securities	0.4%

U.S. Government Agency		Foreign Government Obligations	0.1%
Collateralized Mortgage Obligations	8.7%
		Short-Term Investments & Other	2.5%

Quality Composition[1,2]

U.S. Government Agency	28.2%	BBB	28.7%

U.S. Government	9.7%	BB	2.8%

U.S. Government Agency		B	1.0%
Collateralized Mortgage Obligations	8.7%
		CCC & Below	1.4%
AAA	5.4%
		Preferred Securities	0.4%
AA	2.6%
		Short-Term Investments & Other	2.5%
A	8.6%

The major risk factors in this Fund’s performance are interest-rate and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk. Mortgage- and asset-backed securities may be sensitive to changes in interest rates, subject to early repayment risk and their value may fluctuate in response to the market’s perception of issuer creditworthiness. Investments in higher-yielding, lower-rated securities involve additional risks as these securities are subject to a higher risk of default and loss of principal.

Foreign investing, especially in emerging markets, involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

Investments focused on one sector may fluctuate more widely than investments across multiple sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

1 As a percentage of net assets on 11-30-12.

2 Ratings are from Moody’s Investors Service. If not available, we have used ratings from Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-12 and do not reflect subsequent downgrades or upgrades, if any.

10	Investment Grade Bond Fund | Semiannual report

Fund’s investments

As of 11-30-12 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government & Agency Obligations 37.9%				$91,989,992

(Cost $90,385,237)

U.S. Government 9.7%				23,501,665

U.S. Treasury
Bond	2.750	08-15-42	$3,345,000	3,308,938
Note	0.625	08-31-17	2,000,000	2,004,532
Note	0.625	09-30-17	1,745,000	1,747,317
Note	0.875	12-31-16	450,000	457,172
Note	1.000	06-30-19	8,745,000	8,770,282
Note	1.625	11-15-22	6,488,000	6,493,067
Strips, PO	6.862	11-15-30	1,155,000	720,357

U.S. Government Agency 28.2%				68,488,327

Federal Home Loan Mortgage Corp.
7 Yr Reference Note	1.750	05-30-19	1,145,000	1,191,969
30 Yr Pass Thru	3.000	08-01-42	673,455	706,260
30 Yr Pass Thru	3.000	10-01-42	429,194	451,844
30 Yr Pass Thru	3.500	04-01-42	1,926,684	2,068,513
30 Yr Pass Thru	3.500	06-01-42	1,962,457	2,107,533
30 Yr Pass Thru	5.000	03-01-41	1,554,451	1,736,249
30 Yr Pass Thru	5.000	04-01-41	845,847	915,002
30 Yr Pass Thru	6.500	06-01-37	20,810	23,273
30 Yr Pass Thru	6.500	10-01-37	48,004	53,654
30 Yr Pass Thru	6.500	11-01-37	106,482	119,015
30 Yr Pass Thru	6.500	12-01-37	47,601	53,174
30 Yr Pass Thru	6.500	02-01-38	19,492	21,774
30 Yr Pass Thru	6.500	04-01-39	652,618	728,207
30 Yr Pass Thru	6.500	04-01-39	751,073	839,003
30 Yr Pass Thru	6.500	09-01-39	838,369	936,520

Federal National Mortgage Association
30 Yr Pass Thru	3.000	10-29-27	585,000	586,470
30 Yr Pass Thru	3.000	09-01-42	1,567,280	1,649,380
30 Yr Pass Thru	3.000	09-01-42	1,982,455	2,086,303
30 Yr Pass Thru	3.000	10-01-42	4,240,512	4,462,644
30 Yr Pass Thru	3.500	06-01-42	2,867,476	3,082,425
30 Yr Pass Thru	3.500	06-01-42	113,940	122,481
30 Yr Pass Thru	3.500	06-01-42	4,915,630	5,305,616
30 Yr Pass Thru	4.000	09-01-41	6,969,352	7,746,563
30 Yr Pass Thru	4.000	10-01-41	110,559	121,230
30 Yr Pass Thru	4.500	08-01-40	6,486,901	6,977,979
30 Yr Pass Thru	4.500	12-01-40	1,375,641	1,482,360
30 Yr Pass Thru	4.500	06-01-41	3,010,702	3,294,131
30 Yr Pass Thru	4.500	07-01-41	1,480,595	1,619,979
30 Yr Pass Thru	5.000	11-01-33	672,052	731,592
30 Yr Pass Thru	5.000	04-01-35	438,327	475,448

See notes to financial statements	Semiannual report | Investment Grade Bond Fund	11

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government Agency (continued)

Federal National Mortgage Association
30 Yr Pass Thru	5.000	09-01-40	$2,416,691	$2,712,075
30 Yr Pass Thru	5.000	02-01-41	1,286,447	1,402,428
30 Yr Pass Thru	5.000	03-01-41	2,753,545	3,001,795
30 Yr Pass Thru	5.000	04-01-41	519,720	583,629
30 Yr Pass Thru	5.000	05-01-41	2,950,345	3,220,025
30 Yr Pass Thru	5.500	09-01-34	1,514,426	1,665,179
30 Yr Pass Thru	5.500	02-01-36	505,864	552,267
30 Yr Pass Thru (P)	5.850	03-01-14	536	571
30 Yr Pass Thru (P)	5.850	06-01-14	3,374	3,598
30 Yr Pass Thru	6.000	06-01-40	529,191	580,853
30 Yr Pass Thru	6.500	09-01-37	297,456	333,745
30 Yr Pass Thru	6.500	01-01-39	1,831,467	2,053,753
30 Yr Pass Thru	6.500	03-01-39	87,686	98,383
30 Yr Pass Thru	6.500	06-01-39	519,476	582,688

Government National Mortgage Association
15 Yr Pass Thru	7.500	04-15-13	740	747

Corporate Bonds 33.5%				$81,111,832

(Cost $73,997,683)

Consumer Discretionary 3.3%				8,102,474

Auto Components 0.1%

BorgWarner, Inc.	5.750	11-01-16	230,000	261,242

Automobiles 1.2%

Ford Motor Credit Company LLC	5.000	05-15-18	975,000	1,068,764

Ford Motor Credit Company LLC	5.875	08-02-21	155,000	177,499

Ford Motor Credit Company LLC	8.000	12-15-16	345,000	415,916

Hyundai Capital Services, Inc. (S)	4.375	07-27-16	185,000	199,972

Hyundai Capital Services, Inc. (S)	6.000	05-05-15	270,000	297,546

Kia Motors Corp. (S)	3.625	06-14-16	195,000	206,498

Nissan Motor Acceptance Corp. (S)	1.950	09-12-17	395,000	402,087

Hotels, Restaurants & Leisure 0.1%

Seminole Indian Tribe of Florida (S)	6.535	10-01-20	315,000	339,375

Internet & Catalog Retail 0.3%

Amazon.com, Inc.	2.500	11-29-22	285,000	282,852

Expedia, Inc.	5.950	08-15-20	385,000	419,998

QVC, Inc. (S)	5.125	07-02-22	70,000	74,119

Media 1.2%

CBS Corp.	7.875	07-30-30	560,000	781,352

Grupo Televisa SAB	6.625	01-15-40	73,000	94,355

News America, Inc.	6.150	03-01-37	110,000	134,305

News America, Inc.	6.150	02-15-41	195,000	244,851

News America, Inc.	6.400	12-15-35	110,000	137,321

News America, Inc.	9.500	07-15-24	600,000	863,098

The Interpublic Group of Companies, Inc.	10.000	07-15-17	278,000	305,453

Time Warner Cable, Inc.	6.750	07-01-18	355,000	444,384

Multiline Retail 0.2%

Macy’s Retail Holdings, Inc.	7.875	08-15-36	359,000	397,362

Specialty Retail 0.2%

Best Buy Company, Inc.	7.250	07-15-13	550,000	554,125

12	Investment Grade Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Consumer Staples 0.6%				$1,436,372

Beverages 0.1%

Pernod-Ricard SA (S)	2.950	01-15-17	$220,000	232,099

Food & Staples Retailing 0.3%

Safeway, Inc.	3.400	12-01-16	590,000	616,711

Safeway, Inc.	7.250	02-01-31	175,000	192,730

Food Products 0.2%

Bunge, Ltd. Finance Corp.	8.500	06-15-19	305,000	394,832

Energy 3.2%				7,853,037

Energy Equipment & Services 0.0%

Weatherford International, Inc.	6.800	06-15-37	105,000	113,667

Gas Utilities 0.2%

DCP Midstream LLC (S)	9.750	03-15-19	375,000	490,796

Oil, Gas & Consumable Fuels 3.0%

Anadarko Petroleum Corp.	8.700	03-15-19	400,000	545,576

DCP Midstream Operating LP	2.500	12-01-17	340,000	339,555

Energy Transfer Partners LP	5.200	02-01-22	110,000	123,611

Energy Transfer Partners LP	9.700	03-15-19	340,000	457,942

Enterprise Products Operating LLC	6.500	01-31-19	895,000	1,132,020

Enterprise Products Operating LLC	6.650	04-15-18	565,000	703,185

Kerr-McGee Corp.	6.950	07-01-24	460,000	593,836

Kinder Morgan Energy Partners LP	7.750	03-15-32	115,000	155,674

NuStar Logistics LP	7.900	04-15-18	209,000	238,040

ONEOK Partners LP	6.150	10-01-16	295,000	345,668

Petrohawk Energy Corp.	6.250	06-01-19	470,000	536,380

Petroleos Mexicanos	4.875	01-24-22	225,000	254,250

Spectra Energy Capital LLC	6.200	04-15-18	285,000	347,534

Suncor Energy, Inc.	6.100	06-01-18	285,000	348,476

TransCanada Pipelines, Ltd. (6.350% to
5-15-17, then 3 month LIBOR + 2.210%)	6.350	05-15-67	470,000	505,073

Williams Partners LP	7.250	02-01-17	510,000	621,754

Financials 16.0%				38,665,538

Capital Markets 2.1%

Jefferies Group, Inc.	6.875	04-15-21	530,000	586,975

Jefferies Group, Inc.	8.500	07-15-19	105,000	123,113

Macquarie Bank, Ltd. (S)	6.625	04-07-21	305,000	335,371

Macquarie Group, Ltd. (S)	6.000	01-14-20	225,000	244,186

Morgan Stanley	4.875	11-01-22	125,000	130,065

Morgan Stanley	5.550	04-27-17	630,000	696,808

Morgan Stanley	5.750	01-25-21	480,000	548,005

Morgan Stanley	6.375	07-24-42	350,000	409,179

Morgan Stanley	7.300	05-13-19	315,000	382,127

The Goldman Sachs Group, Inc.	6.150	04-01-18	975,000	1,138,673

The Goldman Sachs Group, Inc.	6.750	10-01-37	460,000	510,957

Commercial Banks 3.5%

Abbey National Treasury Services PLC	4.000	04-27-16	505,000	534,090

Banco de Credito del Peru (S)	4.750	03-16-16	205,000	218,325

Barclays Bank PLC (S)	6.050	12-04-17	525,000	575,103

See notes to financial statements	Semiannual report | Investment Grade Bond Fund	13

		Maturity
	Rate (%)	date	Par value	Value

Commercial Banks (continued)

Barclays Bank PLC	6.750	05-22-19	$540,000	$656,546

Barclays Bank PLC (S)	10.179	06-12-21	210,000	281,690

BPCE SA (12.500% to 9-30-19, then
3 month LIBOR + 12.980%) (Q)(S)	12.500	09-30-19	157,000	180,114

First Horizon National Corp.	5.375	12-15-15	845,000	923,059

ICICI Bank, Ltd. (S)	4.700	02-21-18	320,000	334,637

ICICI Bank, Ltd. (S)	5.750	11-16-20	305,000	329,890

National Australia Bank, Ltd.	2.750	03-09-17	145,000	153,513

Nordea Bank AB (S)	3.125	03-20-17	540,000	574,988

Regions Financial Corp.	7.750	11-10-14	290,000	319,725

Royal Bank of Scotland Group PLC	6.125	12-15-22	135,000	138,286

Royal Bank of Scotland Group PLC	6.400	10-21-19	270,000	319,364

Santander Holdings USA, Inc.	4.625	04-19-16	70,000	74,365

Sberbank of Russia (S)	6.125	02-07-22	300,000	335,694

SunTrust Banks, Inc.	3.500	01-20-17	190,000	205,238

SunTrust Banks, Inc.	7.250	03-15-18	384,000	471,764

Swedbank AB (S)	2.125	09-29-17	370,000	375,384

U.S. Bancorp	3.442	02-01-16	500,000	529,049

VTB Bank OJSC (9.500% to 12-6-22, then
10 Year U.S. Treasury + 8.067%) (Q)(S)	9.500	12-06-22	200,000	205,635

Wachovia Bank NA	5.850	02-01-37	235,000	298,758

Wachovia Corp.	5.750	06-15-17	290,000	344,624

Consumer Finance 0.6%

American Express Company	7.000	03-19-18	80,000	102,205

Capital One Financial Corp.	6.150	09-01-16	415,000	477,411

Discover Bank	7.000	04-15-20	280,000	351,030

Discover Financial Services	5.200	04-27-22	375,000	420,990

Diversified Financial Services 3.6%

Bank of America Corp.	6.500	08-01-16	200,000	232,274

Bank of America NA	5.300	03-15-17	125,000	139,714

Bank of America NA	6.000	10-15-36	250,000	304,332

Citigroup, Inc.	5.850	12-11-34	121,000	145,694

Citigroup, Inc.	8.500	05-22-19	400,000	534,900

General Electric Capital Corp. (P)	0.790	08-15-36	360,000	277,460

General Electric Capital Corp.	4.375	09-16-20	220,000	246,582

General Electric Capital Corp.	5.625	05-01-18	510,000	607,493

General Electric Capital Corp.	5.875	01-14-38	70,000	84,699

General Electric Capital Corp.	6.000	08-07-19	245,000	299,476

General Electric Capital Corp. (7.125% until
6-15-22, then 3 month LIBOR + 5.296%) (Q)	7.125	06-15-22	500,000	563,175

International Lease Finance Corp. (S)	7.125	09-01-18	220,000	254,650

JPMorgan Chase & Company	6.000	01-15-18	625,000	745,606

JPMorgan Chase & Company (7.900% to
4-30-18, then 3 month LIBOR + 3.470%) (Q)	7.900	04-30-18	390,000	440,583

Merrill Lynch & Company, Inc.	6.875	04-25-18	510,000	613,322

Merrill Lynch & Company, Inc.	7.750	05-14-38	410,000	535,253

Moody’s Corp.	4.500	09-01-22	215,000	229,789

Rabobank Nederland NV (11.000% to 6-30-19,
then 3 month LIBOR + 10.868%) (Q)(S)	11.000	06-30-19	904,000	1,225,372

14	Investment Grade Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Diversified Financial Services (continued)

The Bear Stearns Companies LLC	7.250	02-01-18	$435,000	$542,508

UBS AG	7.625	08-17-22	360,000	395,112

USB Realty Corp. (Q)(S)	1.487	01-15-17	300,000	258,030

Insurance 3.7%

Aflac, Inc.	8.500	05-15-19	330,000	450,326

American International Group, Inc.	3.800	03-22-17	180,000	193,829

American International Group, Inc.	8.250	08-15-18	445,000	578,680

Aon Corp.	8.205	01-01-27	205,000	259,166

AXA SA	8.600	12-15-30	280,000	347,962

CNA Financial Corp.	6.500	08-15-16	165,000	190,875

CNA Financial Corp.	7.250	11-15-23	420,000	521,582

Hartford Financial Services Group, Inc.	5.500	03-30-20	150,000	171,757

Hartford Financial Services Group, Inc.	6.000	01-15-19	151,000	175,513

Hartford Financial Services Group, Inc.	6.300	03-15-18	280,000	333,695

Hartford Financial Services Group, Inc.	6.625	03-30-40	155,000	192,993

Liberty Mutual Group, Inc. (S)	5.000	06-01-21	345,000	374,381

Liberty Mutual Group, Inc. (S)	6.500	05-01-42	220,000	243,128

Lincoln National Corp.	8.750	07-01-19	265,000	351,430

Lincoln National Corp. (6.050% to 4-20-17,
then 3 month LIBOR + 2.040%)	6.050	04-20-67	320,000	315,200

Nippon Life Insurance Company (P)(S)	5.000	10-18-42	255,000	265,435

Prudential Financial, Inc.	4.500	11-15-20	540,000	604,322

Prudential Financial, Inc. (5.875% to 9-15-22,
then 3 month LIBOR + 4.175%)	5.875	09-15-42	355,000	362,988

Teachers Insurance & Annuity Association
of America (S)	6.850	12-16-39	380,000	524,521

The Chubb Corp. (6.375% until 4-15-17,
then 3 month LIBOR + 2.250%)	6.375	03-29-67	470,000	501,138

The Hanover Insurance Group, Inc.	6.375	06-15-21	95,000	107,527

Unum Group	5.625	09-15-20	145,000	166,175

Unum Group	7.125	09-30-16	275,000	325,253

UnumProvident Finance Company PLC (S)	6.850	11-15-15	380,000	425,784

W.R. Berkley Corp.	5.600	05-15-15	230,000	249,919

Willis Group Holdings PLC	5.750	03-15-21	410,000	467,361

Willis North America, Inc.	7.000	09-29-19	305,000	365,829

Real Estate Investment Trusts 2.5%

BioMed Realty LP	6.125	04-15-20	80,000	93,996

Boston Properties LP	3.700	11-15-18	150,000	162,753

Brandywine Operating Partnership LP	7.500	05-15-15	255,000	287,313

CubeSmart LP	4.800	07-15-22	215,000	235,957

DDR Corp.	4.625	07-15-22	130,000	141,414

DDR Corp.	7.875	09-01-20	95,000	122,464

Goodman Funding Pty, Ltd. (S)	6.375	04-15-21	510,000	577,279

HCP, Inc.	6.300	09-15-16	215,000	247,555

Health Care REIT, Inc.	4.125	04-01-19	215,000	231,343

Health Care REIT, Inc.	4.950	01-15-21	155,000	171,138

Health Care REIT, Inc.	6.125	04-15-20	420,000	494,977

Health Care REIT, Inc.	6.200	06-01-16	245,000	280,329

Healthcare Realty Trust, Inc.	6.500	01-17-17	345,000	397,078

See notes to financial statements	Semiannual report | Investment Grade Bond Fund	15

		Maturity
	Rate (%)	date	Par value	Value

Real Estate Investment Trusts (continued)

Post Apartment Homes LP	3.375	12-01-22	$180,000	$181,773

ProLogis International Funding II (S)	4.875	02-15-20	150,000	152,724

ProLogis LP	4.500	08-15-17	45,000	48,841

ProLogis LP	6.250	03-15-17	385,000	443,920

ProLogis LP	7.625	08-15-14	200,000	219,172

Ventas Realty LP	4.000	04-30-19	275,000	295,807

Ventas Realty LP	4.750	06-01-21	535,000	594,004

Vornado Realty LP	4.250	04-01-15	315,000	333,030

WEA Finance LLC (S)	6.750	09-02-19	215,000	265,998

Real Estate Management & Development 0.0%

Jones Lang Lasalle, Inc.	4.400	11-15-22	105,000	106,944

Health Care 0.7%				1,747,296

Health Care Providers & Services 0.3%

Medco Health Solutions, Inc.	7.125	03-15-18	385,000	483,171

WellPoint, Inc.	7.000	02-15-19	310,000	389,255

Pharmaceuticals 0.4%

AbbVie, Inc. (S)	2.900	11-06-22	360,000	367,296

Hospira, Inc.	6.050	03-30-17	320,000	373,971

Watson Pharmaceuticals, Inc.	3.250	10-01-22	130,000	133,603

Industrials 2.6%				6,183,878

Aerospace & Defense 0.4%

Embraer Overseas, Ltd.	6.375	01-15-20	340,000	392,700

Textron, Inc.	5.600	12-01-17	340,000	375,567

Textron, Inc.	7.250	10-01-19	215,000	264,920

Airlines 1.0%

Continental Airlines 1997-4 Class A Pass
Through Trust	6.900	01-02-18	240,858	260,127

Continental Airlines 1998-1 Class A Pass
Through Trust	6.648	09-15-17	100,321	106,842

Continental Airlines 1999-1 Class A Pass
Through Trust	6.545	02-02-19	115,450	127,573

Continental Airlines 2007-1 Class A Pass
Through Trust	5.983	04-19-22	344,418	384,887

Continental Airlines 2010-1 Class A Pass
Through Trust	4.750	01-12-21	100,206	108,974

Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821	08-10-22	525,174	588,458

Delta Air Lines 2010-1 Class A Pass
Through Trust	6.200	07-02-18	136,328	151,324

Delta Air Lines 2011-1 Class A Pass
Through Trust	5.300	04-15-19	233,616	255,809

Northwest Airlines 2002-1 Class G-2 Pass
Through Trust	6.264	11-20-21	103,950	110,187

Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027	11-01-19	241,182	265,590

US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	135,000	147,150

16	Investment Grade Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Building Products 0.3%

Voto-Votorantim Overseas Trading
Operations NV (S)	6.625	09-25-19	$285,000	$331,313

Voto-Votorantim, Ltd. (S)	6.750	04-05-21	285,000	332,381

Industrial Conglomerates 0.5%

General Electric Company	4.125	10-09-42	175,000	182,090

Odebrecht Finance, Ltd. (S)	6.000	04-05-23	177,000	203,550

Odebrecht Finance, Ltd. (S)	7.125	06-26-42	400,000	463,000

Odebrecht Finance, Ltd. (Q)(S)	7.500	09-14-15	120,000	129,000

The ADT Corp. (S)	2.250	07-15-17	280,000	282,720

Professional Services 0.1%

Dun & Bradstreet Corp.	3.250	12-01-17	190,000	191,407

Road & Rail 0.2%

Penske Truck Leasing Company LP (S)	3.750	05-11-17	355,000	363,921

Trading Companies & Distributors 0.1%

Air Lease Corp. (S)	4.500	01-15-16	75,000	75,563

Air Lease Corp.	5.625	04-01-17	85,000	88,825

Information Technology 0.4%				937,794

Computers & Peripherals 0.0%

Hewlett-Packard Company	4.375	09-15-21	114,000	107,692

IT Services 0.3%

Computer Sciences Corp.	4.450	09-15-22	180,000	182,616

Fiserv, Inc.	6.800	11-20-17	400,000	483,722

Office Electronics 0.1%

Xerox Corp.	2.950	03-15-17	160,000	163,764

Materials 1.7%				4,212,835

Chemicals 0.5%

Braskem Finance, Ltd. (S)	7.000	05-07-20	455,000	513,013

CF Industries, Inc.	7.125	05-01-20	490,000	618,999

Incitec Pivot Finance LLC (S)	6.000	12-10-19	215,000	241,546

Metals & Mining 0.6%

Allegheny Technologies, Inc.	5.950	01-15-21	100,000	111,439

Allegheny Technologies, Inc.	9.375	06-01-19	205,000	262,481

ArcelorMittal	10.350	06-01-19	240,000	283,882

Vale Overseas, Ltd.	6.875	11-10-39	165,000	208,366

Xstrata Finance Canada, Ltd. (S)	3.600	01-15-17	540,000	568,290

Paper & Forest Products 0.6%

Georgia-Pacific LLC	7.250	06-01-28	130,000	172,094

International Paper Company	7.950	06-15-18	360,000	465,922

International Paper Company	9.375	05-15-19	255,000	353,118

Westvaco Corp.	7.950	02-15-31	315,000	413,685

Telecommunication Services 2.7%				6,529,926

Diversified Telecommunication Services 2.3%

American Tower Corp.	4.700	03-15-22	320,000	353,223

BellSouth Corp.	6.550	06-15-34	250,000	304,336

BellSouth Telecommunications, Inc.	6.300	12-15-15	204,547	216,220

CenturyLink, Inc.	6.450	06-15-21	380,000	417,426

See notes to financial statements	Semiannual report | Investment Grade Bond Fund	17

		Maturity
	Rate (%)	date	Par value	Value

Diversified Telecommunication Services (continued)

CenturyLink, Inc.	7.600	09-15-39	$220,000	$227,573

Crown Castle Towers LLC (S)	4.883	08-15-20	940,000	1,070,779

Crown Castle Towers LLC (S)	6.113	01-15-20	420,000	510,652

GTP Acquisition Partners I LLC (S)	4.347	06-15-16	520,000	552,438

GTP Towers Issuer LLC (S)	4.436	02-15-15	305,000	318,158

Qwest Corp.	6.750	12-01-21	595,000	697,595

Telecom Italia Capital SA	6.999	06-04-18	250,000	281,563

Telecom Italia Capital SA	7.200	07-18-36	220,000	223,300

Telefonica Emisiones SAU	2.582	04-26-13	500,000	501,875

Wireless Telecommunication Services 0.4%

SBA Tower Trust (S)	2.933	12-15-17	320,000	334,239

SBA Tower Trust (S)	5.101	04-17-17	280,000	317,031

Verizon New York, Inc.	7.000	12-01-33	195,000	203,518

Utilities 2.3%				5,442,682

Electric Utilities 1.1%

Beaver Valley II Funding	9.000	06-01-17	348,000	355,270

Commonwealth Edison Company	5.800	03-15-18	330,000	401,587

FPL Energy National Wind LLC (S)	5.608	03-10-24	134,248	126,926

Israel Electric Corp., Ltd. (S)	7.250	01-15-19	400,000	423,791

Oncor Electric Delivery Company LLC	5.000	09-30-17	300,000	343,552

PNPP II Funding Corp.	9.120	05-30-16	84,000	86,340

PPL WEM Holdings PLC (S)	3.900	05-01-16	360,000	380,479

Southern California Edison Company
(6.250% to 2-1-22, then 3 month
LIBOR + 4.199%) (Q)	6.250	02-01-22	260,000	283,023

W3A Funding Corp.	8.090	01-02-17	175,377	179,735

Independent Power Producers & Energy Traders 0.6%

Allegheny Energy Supply Company LLC (S)	5.750	10-15-19	675,000	738,199

Constellation Energy Group, Inc.	5.150	12-01-20	265,000	306,919

Exelon Generation Company LLC (S)	5.600	06-15-42	165,000	177,411

Exelon Generation Company LLC	6.250	10-01-39	135,000	156,363

Multi-Utilities 0.6%

GDF Suez (S)	2.875	10-10-22	265,000	265,762

Integrys Energy Group, Inc. (6.110% to
12-1-16, then 3 month LIBOR + 2.120%)	6.110	12-01-66	555,000	585,525

Wisconsin Energy Corp. (6.250% to 5-15-17,
then 3 month LIBOR + 2.113%)	6.250	05-15-67	585,000	631,800

Municipal Bonds 0.9%				$2,229,949

(Cost $1,868,626)

State of California	7.600	11-01-40	110,000	162,040

State of Illinois	5.100	06-01-33	280,000	284,094

University of Texas	4.794	08-15-46	1,500,000	1,783,815

18	Investment Grade Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Collateralized Mortgage Obligations 19.9%				$48,264,342

(Cost $45,868,088)

Commercial & Residential 11.2%				27,042,244

American Tower Trust
Series 2007-1A, Class C (S)	5.615	04-15-37	$450,000	461,856
Series 2007-1A, Class D (S)	5.957	04-15-37	420,000	431,088

Americold LLC Trust
Series 2010-ARTA, Class D (S)	7.443	01-14-29	470,000	575,043

Banc of America Commercial Mortgage Trust, Inc.
Series 2006-2, Class AM (P)	5.951	05-10-45	355,000	396,154
Series 2006-4, Class AM	5.675	07-10-46	675,000	757,332
Series 2006-3, Class A4 (P)	5.889	07-10-44	620,000	711,759

Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.908	01-25-35	463,894	443,257

Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1	5.250	10-25-34	291,315	300,978

Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2005-CD1, Class C (P)	5.393	07-15-44	185,000	173,831

Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	5.800	12-10-49	820,000	979,271
Series 2012-CR2, Class XA IO	2.137	08-15-45	2,850,384	365,108
Series 2012-LC4, Class B (P)	4.934	12-10-44	290,000	324,253
Series 2012-LC4, Class C (P)	5.824	12-10-44	230,000	256,430

Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.693	09-20-46	4,256,770	275,248

Extended Stay America Trust
Series 2010-ESHA, Class B (S)	4.221	11-05-27	410,000	411,133

Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class C (S)	4.270	05-05-27	245,000	255,949
Series 2012-FBLU, Class D (S)	5.007	05-05-27	365,000	385,590

GMAC Mortgage Corp. Loan Trust
Series 2004-AR2, Class 3A (P)	3.563	08-19-34	445,734	425,736

Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	6.064	07-10-38	530,000	589,962

GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.614	09-25-35	411,113	402,979
Series 2004-9, Class B1 (P)	3.273	08-25-34	294,855	124,235
Series 2006-AR1, Class 3A1 (P)	3.889	01-25-36	451,785	412,836

Harborview Mortgage Loan Trust
Series 2005-11, Class X IO	2.023	08-19-45	1,676,802	70,929
Series 2005-2, Class X IO	2.224	05-19-35	7,431,522	512,203
Series 2005-8, Class 1X IO	2.172	09-19-35	1,868,827	123,519

IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	1.988	10-25-36	4,219,237	311,337
Series 2005-AR18, Class 2X IO	1.636	10-25-36	5,526,171	297,750

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5, Class AM (P)	5.410	12-15-44	930,000	1,026,736
Series 2006-LDP7, Class AM (P)	6.065	04-15-45	565,000	639,228
Series 2007-CB18, Class A4	5.440	06-12-47	875,000	1,010,280
Series 2012-HSBC,Class XA IO (S)	1.431	07-05-32	2,845,000	334,424
Series 2005-LDP3, Class A4B (P)	4.996	08-15-42	1,000,000	1,084,729

See notes to financial statements	Semiannual report | Investment Grade Bond Fund	19

		Maturity
	Rate (%)	date	Par value	Value

Commercial & Residential (continued)

LB–UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09-15-39	$800,000	$897,873
Series 2007-C1, Class AM	5.455	02-15-40	640,000	711,414
Series 2006-C4, Class A4 (P)	6.063	06-15-38	620,000	715,717
Series 2007-C2, Class A3	5.430	02-15-40	870,000	1,003,555

Merrill Lynch Mortgage Investors Trust
Series 2006-3, Class 2A1 (P)	2.694	10-25-36	439,040	438,060
Series 2007-3, Class M1 (P)	3.416	09-25-37	112,777	57,557
Series 2007-3, Class M2 (P)	3.416	09-25-37	44,775	5,905
Series 2007-3, Class M3 (P)	3.416	09-25-37	28,185	937

Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2006-2, Class A4 (P)	6.096	06-12-46	735,000	850,218

Morgan Stanley Capital I
Series 2006-HQ10, Class AM	5.360	11-12-41	515,000	571,446
Series 2006-HQ8, Class AM (P)	5.647	03-12-44	705,000	776,021
Series 2007-IQ13, Class A4	5.364	03-15-44	780,000	900,711

Motel 6 Trust
Series 2012-MTL6, Class D (S)	3.781	10-05-25	810,000	812,636

Springleaf Mortgage Loan Trust
Series 2012-2A, Class A (P)(S)	2.220	10-25-57	380,448	384,252
Series 2012-3A, Class M1 (P)(S)	2.660	12-25-59	220,000	220,248

Structured Asset Securities Corp.
Series 2003-6A, Class B1 (P)	2.958	03-25-33	182,172	97,147

Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.908	03-25-44	488,735	479,301

UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05-10-45	320,000	352,185
Series 2012-C1, Class C (P)(S)	5.720	05-10-45	215,000	236,832

UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO (S)	1.987	05-10-63	3,917,595	416,554

WaMu Mortgage Pass Through Certificates
Series 2004-AR13, Class X IO	1.350	11-25-34	6,384,467	282,784
Series 2005-AR1, Class X IO	1.460	01-25-45	9,840,717	476,066
Series 2005-AR8, Class X IO	1.583	07-25-45	8,288,153	528,305

Wells Fargo Commercial Mortgage Trust
Series 2012-C9 XA IO (S)	2.451	11-15-45	4,336,778	627,961

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	2.616	04-25-35	336,401	327,396

U.S. Government Agency 8.7%				21,222,098

Federal Home Loan Mortgage Corp.
Series 288, Class IO	3.000	10-15-27	3,125,365	453,397
Series 290, Class IO	3.500	11-01-32	3,050,000	613,813
Series 3581, Class IO	6.000	10-15-39	272,031	43,179
Series 3623, Class LI IO	4.500	01-15-25	240,425	18,887
Series 3630, Class BI IO	4.000	05-15-27	122,211	2,960
Series 3794, Class PI IO	4.500	02-15-38	542,663	56,538
Series 3830, Class NI IO	4.500	01-15-36	3,082,298	349,348
Series 3833, Class LI IO	2.121	10-15-40	2,663,907	191,848
Series 3908, Class PA	4.000	06-15-39	543,814	583,074
Series 3956, Class DJ	3.250	10-15-36	1,773,225	1,818,847
Series 4030, Class BI IO	5.000	01-15-42	589,571	109,035
Series 4060, Class HC	3.000	03-15-41	967,672	1,012,594
Series 4065, Class QA	3.000	08-15-41	687,905	719,074
Series 4068, Class AP	3.500	06-15-40	1,035,409	1,103,577

20	Investment Grade Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
U.S. Government Agency (continued)

Federal Home Loan Mortgage Corp.
Series 4068, Class BH	3.000	06-15-40	$862,256	$899,279
Series 4074, Class PA	3.000	05-15-41	984,624	1,037,363
Series 4088, Class CA	3.000	03-15-42	992,141	1,048,039
Series K017, Class X1 IO	1.605	12-25-21	2,252,089	227,040
Series K018, Class X1 IO	1.612	01-25-22	2,896,638	294,406
Series K021, Class X1 IO	1.515	06-25-22	677,000	76,249
Series K022, Class X1 IO	1.309	07-25-22	5,320,000	517,992
Series K707, Class X1 IO	1.695	12-25-18	1,965,719	157,987
Series K708, Class X1 IO	1.644	01-25-19	4,464,194	357,042
Series K709, Class X1 IO	1.678	03-25-19	2,649,039	218,254
Series K710, Class X1 IO	1.915	05-25-19	2,027,639	196,417
Series K711, Class X1 IO	1.712	07-25-19	7,160,000	679,641

Federal National Mortgage Association
Series 2009-109, Class IW IO	4.500	04-25-38	374,874	30,209
Series 2009-50, Class GI IO	5.000	05-25-39	668,955	72,843
Series 2009-78, Class IB IO	5.000	06-25-39	899,519	90,209
Series 2010-14, Class AI IO	4.000	08-25-27	351,700	8,730
Series 2010-3, Class LI IO	5.000	02-25-25	3,468,516	306,430
Series 2010-36, Class BI IO	4.000	03-25-28	364,082	10,845
Series 2010-68, Class CI IO	5.000	11-25-38	677,648	80,602
Series 2011-146, Class MA	3.500	08-25-41	950,632	1,025,795
Series 2012-110, Class MA	3.000	07-25-41	1,098,907	1,179,632
Series 2012-118, Class IB IO	3.500	11-25-42	1,257,887	331,080
Series 2012-120, Class PA	3.500	10-25-42	788,064	848,038
Series 2012-137, Class WI IO	3.500	11-01-42	1,835,000	369,294
Series 2012-19, Class JA	3.500	03-25-41	1,531,177	1,656,472
Series 2012-67, Class KG	3.500	02-25-41	315,437	347,014
Series 2012-98, Class JP	3.500	03-25-42	971,744	1,043,802
Series 398, Class C3 IO	4.500	05-25-39	414,218	31,066
Series 401, Class C2 IO	4.500	06-25-39	293,842	22,038
Series 402, Class 3 IO	4.000	11-25-39	446,500	44,364
Series 402, Class 4 IO	4.000	10-25-39	736,959	87,212
Series 402, Class 7 IO	4.500	11-25-39	698,293	80,304
Series 407, Class 15 IO	5.000	01-25-40	675,193	101,242
Series 407, Class 16 IO	5.000	01-25-40	140,825	15,873
Series 407, Class 17 IO	5.000	01-25-40	132,290	15,795
Series 407, Class 21 IO	5.000	01-25-39	488,393	48,839
Series 407, Class 7 IO	5.000	03-25-41	502,550	85,040
Series 407, Class 8 IO	5.000	03-25-41	245,378	37,075
Series 407, Class C6 IO	5.500	01-25-40	1,430,363	262,091

Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04-20-39	766,211	41,497
Series 2012-114, Class IO	1.025	01-16-53	1,690,045	162,787

Asset Backed Securities 3.8%				$9,194,782

(Cost $8,745,335)

Asset Backed Securities 3.8%				9,194,782
Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.568	09-25-34	237,422	223,234

Ameriquest Mortgage Securities, Inc.
Series 2005-R1, Class M1 (P)	0.658	03-25-35	370,000	363,943
Series 2005-R3, Class M2 (P)	0.678	05-25-35	405,000	346,226

Asset Backed Funding Certificates
Series 2005-HE1, Class M1 (P)	0.628	03-25-35	297,046	265,502

See notes to financial statements	Semiannual report | Investment Grade Bond Fund	21

		Maturity
	Rate (%)	date	Par value	Value
Asset Backed Securities (continued)

Bayview Financial Acquisition Trust
Series 2006-A, Class 2A3 (P)	0.559	02-28-41	$172,681	$170,416

Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P)(S)	0.448	07-25-36	641,150	561,866

Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.658	05-25-35	227,894	217,689
Series 2006-NC4, Class A5 (P)	0.268	10-25-36	73,216	53,457

Citigroup Mortgage Loan Trust
Series 2006-WFH3, Class A3 (P)	0.358	10-25-36	278,120	273,009

Credit-Based Asset Servicing and
Securitization LLC
Series 2005-CB2, Class M1 (P)	0.648	04-25-36	457,224	429,566

CSMC Trust
Series 2006-CF2, Class M1 (P)(S)	0.678	05-25-36	470,000	432,926

Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01-25-42	884,931	994,758

Encore Credit Receivables Trust
Series 2005-2, Class M2 (P)	0.668	11-25-35	485,000	415,582

Home Equity Asset Trust
Series 2005-5, Class M1 (P)	0.688	11-25-35	355,000	340,309
Series 2005-6, Class M1 (P)	0.678	12-25-35	265,000	259,107

Leaf II Receivables Funding LLC
Series 2011-1, Class A (S)	1.700	12-20-18	62,520	62,020

Master Asset Backed Securities Trust
Series 2007-HE2, Class A2 (P)	0.908	08-25-37	213,698	202,820

Merrill Lynch Mortgage Investors, Inc.
Series 2005-WMC1, Class M1 (P)	0.958	09-25-35	152,899	134,944

New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.658	03-25-35	240,000	216,272
Series 2005-3, Class M1 (P)	0.688	07-25-35	195,000	191,160

Novastar Home Equity Loan
Series 2004-4, Class M3 (P)	1.288	03-25-35	480,000	462,642

Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.838	02-25-35	550,000	542,181
Series 2005-WCH1, Class M2 (P)	0.728	01-25-36	555,484	543,950

People’s Choice Home Loan Securities Trust
Series 2005-1, Class M3 (P)	1.078	01-25-35	385,000	376,559

RAMP Trust
Series 2005-RS3, Class M1 (P)	0.628	03-25-35	255,000	227,221

Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3	4.499	08-25-35	106,619	106,725
Series 2005-2, Class AF4	4.934	08-25-35	420,000	378,407

Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05-20-41	358,125	402,291

Foreign Government Obligations 0.1%				$238,875

(Cost $219,239)

South Korea 0.1%				238,875

Korea Development Bank	4.000	09-09-16	220,000	238,875

22	Investment Grade Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Capital Preferred Securities 1.0%				$2,458,395

(Cost $2,338,974)

Financials 1.0%				2,458,395

Capital Markets 0.2%

State Street Capital Trust IV (P)	1.389	06-15-37	$695,000	536,889

Commercial Banks 0.6%

Allfirst Preferred Capital Trust (P)	1.840	07-15-29	205,000	159,096

Fifth Third Capital Trust IV (6.500% to 4-15-17
then 3 month LIBOR + 1.368%)	6.500	04-15-37	495,000	496,238

PNC Financial Services Group, Inc. (6.750% to
8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750	08-01-21	135,000	151,826

PNC Preferred Funding Trust III (8.700% to
3-15-13, then 3 month LIBOR + 5.226%) (Q)(S)	8.700	03-15-13	530,000	535,046

Insurance 0.2%

MetLife Capital Trust X (9.250% to 4-8-38,
then 3 month LIBOR + 5.540%) (S)	9.250	04-08-38	250,000	345,000

ZFS Finance USA Trust II (6.450% to 6-15-16,
then 3 month LIBOR + 2.000%) (S)	6.450	12-15-65	220,000	234,300

			Shares	Value

Preferred Securities 0.4%				$1,020,902

(Cost $935,470)

Financials 0.3%				761,091

Commercial Banks 0.3%

PNC Financial Services Group, Inc. (6.125% to
5-1-22, then 3 month LIBOR + 4.067%)			15,450	421,167

U.S. Bancorp (6.000% to 4-15-17, then
3 month LIBOR + 4.861%)			12,325	339,924

Industrials 0.1%				259,811

Aerospace & Defense 0.1%

United Technologies Corp., 7.500%			4,748	259,811

			Par value	Value

Short-Term Investments 1.8%				$4,304,000

(Cost $4,304,000)

Repurchase Agreement 1.8%				4,304,000
Repurchase Agreement with State Street Corp. dated 11-30-12 at
0.010% to be repurchased at $4,304,004 on 12-3-12, collateralized by $4,395,000 U.S. Treasury Cash Management Bill 0.010% due
12-31-12 (valued at $4,392,803, including interest)			$4,304,000	4,304,000

Total investments (Cost $228,662,652)† 99.3%				$240,813,069

Other assets and liabilities, net 0.7%				$1,626,569

Total net assets 100.0%				$242,439,638

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements	Semiannual report | Investment Grade Bond Fund	23

Notes to Schedule of Investments

IO Interest-Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PO Principal-Only Security — (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $29,010,042 or 12.0% of the Fund’s net assets as of 11-30-12.

† At 11-30-12, the aggregate cost of investment securities for federal income tax purposes was $229,288,877. Net unrealized appreciation aggregated $11,524,192, of which $13,771,089 related to appreciated investment securities and $2,246,897 related to depreciated investment securities.

24	Investment Grade Bond Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $228,662,652)	$240,813,069
Cash	976
Receivable for investments sold	1,346,319
Receivable for fund shares sold	1,501,830
Dividends and interest receivable	1,804,543
Other receivables and prepaid expenses	58,511

Total assets	245,525,248

Liabilities

Payable for investments purchased	1,712,567
Payable for delayed delivery securities purchased	519,927
Payable for fund shares repurchased	620,760
Distributions payable	64,378
Payable to affiliates
Accounting and legal services fees	9,473
Transfer agent fees	33,216
Distribution and service fees	39,155
Trustees’ fees	18,867
Other liabilities and accrued expenses	67,267

Total liabilities	3,085,610

Net assets

Paid-in capital	$229,903,489
Accumulated distributions in excess of net investment income	(525,143)
Accumulated net realized gain (loss) on investments	910,875
Net unrealized appreciation (depreciation) on investments	12,150,417

Net assets	$242,439,638

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($175,878,703 ÷ 16,127,785 shares)	$10.91
Class B ($12,170,532 ÷ 1,115,814 shares)[1]	$10.91
Class C ($35,623,972 ÷ 3,266,117 shares)[1]	$10.91
Class I ($18,766,431 ÷ 1,720,649 shares)	$10.91

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$11.42

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Investment Grade Bond Fund	25

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 11-30-12
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$4,085,151
Dividends	27,854

Total investment income	4,113,005

Expenses

Investment management fees	439,838
Distribution and service fees	433,003
Accounting and legal services fees	25,291
Transfer agent fees	196,016
Trustees’ fees	8,971
State registration fees	36,946
Printing and postage	14,539
Professional fees	24,281
Custodian fees	17,593
Registration and filing fees	12,083
Other	8,249

Total expenses	1,216,810

Net investment income	2,896,195

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	1,196,913

1,196,913
Change in net unrealized appreciation (depreciation) of
Investments	5,212,433

5,212,433

Net realized and unrealized gain	6,409,346

Increase in net assets from operations	$9,305,541

26	Investment Grade Bond Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	11-30-12	ended
	(Unaudited)	5-31-12

Increase (decrease) in net assets

From operations
Net investment income	$2,896,195	$6,027,993
Net realized gain	1,196,913	2,687,301
Change in net unrealized appreciation (depreciation)	5,212,433	1,592,815

Increase in net assets resulting from operations	9,305,541	10,308,109

Distributions to shareholders
From net investment income
Class A	(2,764,669)	(5,523,990)
Class B	(151,342)	(283,854)
Class C	(475,947)	(972,215)
Class I	(241,901)	(386,262)
From net realized gain
Class A	—	(153,356)
Class B	—	(9,899)
Class C	—	(35,809)
Class I	—	(11,361)

Total distributions	(3,633,859)	(7,376,746)

From Fund share transactions	33,201,145	42,424,031

Total increase	38,872,827	45,355,394

Net assets

Beginning of period	203,566,811	158,211,417

End of period	$242,439,638	$203,566,811

Undistributed (accumulated distributions in excess of) net
investment income	($525,143)	$212,521

See notes to financial statements	Semiannual report | Investment Grade Bond Fund	27

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	11-30-12[1]	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08

Per share operating performance

Net asset value, beginning of period	$10.62	$10.48	$10.01	$8.95	$9.53	$9.67
Net investment income[2]	0.15	0.34	0.39	0.51	0.49	0.49
Net realized and unrealized gain (loss)
on investments	0.33	0.22	0.52	1.07	(0.58)	(0.13)
Total from investment operations	0.48	0.56	0.91	1.58	(0.09)	0.36
Less distributions
From net investment income	(0.19)	(0.41)	(0.44)	(0.52)	(0.49)	(0.50)
From net realized gain	—	(0.01)	—	—	—	—
Total distributions	(0.19)	(0.42)	(0.44)	(0.52)	(0.49)	(0.50)
Net asset value, end of period	$10.91	$10.62	$10.48	$10.01	$8.95	$9.53
Total return (%)[3,4]	4.52[5]	5.45	9.29	17.99	(0.73)	3.72

Ratios and supplemental data

Net assets, end of period (in millions)	$176	$150	$123	$121	$99	$102
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97[6]	1.00	0.97	1.08	1.20[7]	0.99
Expenses net of fee waivers	0.97[6]	0.98	0.96	1.08	1.20[7]	0.99
Expenses net of fee waivers and credits	0.97[6]	0.98	0.96	1.07	1.20[7]	0.98
Net investment income	2.78[6]	3.29	3.82	5.22	5.53	5.08
Portfolio turnover (%)	42	85	105	87	109	99

1 Six months ended 11-30-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

28	Investment Grade Bond Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	11-30-12[1]	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08

Per share operating performance

Net asset value, beginning of period	$10.62	$10.48	$10.01	$8.95	$9.53	$9.67
Net investment income[2]	0.11	0.26	0.32	0.44	0.42	0.42
Net realized and unrealized gain (loss)
on investments	0.33	0.22	0.52	1.07	(0.58)	(0.14)
Total from investment operations	0.44	0.48	0.84	1.51	(0.16)	0.28
Less distributions
From net investment income	(0.15)	(0.33)	(0.37)	(0.45)	(0.42)	(0.42)
From net realized gain	—	(0.01)	—	—	—	—
Total distributions	(0.15)	(0.34)	(0.37)	(0.45)	(0.42)	(0.42)
Net asset value, end of period	$10.91	$10.62	$10.48	$10.01	$8.95	$9.53
Total return (%)[3,4]	4.13[5]	4.66	8.48	17.12	(1.47)	2.95

Ratios and supplemental data

Net assets, end of period (in millions)	$12	$10	$8	$8	$6	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.72[6]	1.75	1.72	1.83	1.95[7]	1.74
Expenses net of fee waivers	1.72[6]	1.73	1.71	1.83	1.95[7]	1.74
Expenses net of fee waivers and credits	1.72[6]	1.73	1.71	1.82	1.95[7]	1.73
Net investment income	2.02[6]	2.53	3.07	4.52	4.79	4.33
Portfolio turnover (%)	42	85	105	87	109	99

1 Six months ended 11-30-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

CLASS C SHARES Period ended	11-30-12[1]	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08

Per share operating performance

Net asset value, beginning of period	$10.62	$10.48	$10.01	$8.95	$9.53	$9.67
Net investment income[2]	0.11	0.27	0.31	0.43	0.43	0.42
Net realized and unrealized gain (loss)
on investments	0.33	0.21	0.53	1.08	(0.59)	(0.14)
Total from investment operations	0.44	0.48	0.84	1.51	(0.16)	0.28
Less distributions
From net investment income	(0.15)	(0.33)	(0.37)	(0.45)	(0.42)	(0.42)
From net realized gain	—	(0.01)	—	—	—	—
Total distributions	(0.15)	(0.34)	(0.37)	(0.45)	(0.42)	(0.42)
Net asset value, end of period	$10.91	$10.62	$10.48	$10.01	$8.95	$9.53
Total return (%)[3,4]	4.13[5]	4.67	8.48	17.13	(1.47)	2.95

Ratios and supplemental data

Net assets, end of period (in millions)	$36	$34	$24	$21	$12	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.72[6]	1.75	1.72	1.83	1.95[7]	1.73
Expenses net of fee waivers	1.72[6]	1.73	1.71	1.83	1.95[7]	1.73
Expenses net of fee waivers and credits	1.72[6]	1.73	1.71	1.82	1.95[7]	1.73
Net investment income	2.03[6]	2.54	3.06	4.44	4.87	4.34
Portfolio turnover (%)	42	85	105	87	109	99

1 Six months ended 11-30-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

See notes to financial statements	Semiannual report | Investment Grade Bond Fund	29

CLASS I SHARES Period ended	11-30-12[1]	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08

Per share operating performance

Net asset value, beginning of period	$10.62	$10.48	$10.01	$8.95	$9.53	$9.67
Net investment income[2]	0.17	0.38	0.43	0.49	0.52	0.53
Net realized and unrealized gain (loss)
on investments	0.32	0.21	0.52	1.13	(0.58)	(0.14)
Total from investment operations	0.49	0.59	0.95	1.62	(0.06)	0.39
Less distributions
From net investment income	(0.20)	(0.44)	(0.48)	(0.56)	(0.52)	(0.53)
From net realized gain	—	(0.01)	—	—	—	—
Total distributions	(0.20)	(0.45)	(0.48)	(0.56)	(0.52)	(0.53)
Net asset value, end of period	$10.91	$10.62	$10.48	$10.01	$8.95	$9.53
Total return (%)[3]	4.69[4]	5.81	9.71	18.45	(0.45)	4.08

Ratios and supplemental data

Net assets, end of period (in millions)	$19	$9	$3	$4	$2	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.64[6]	0.65	0.60	0.68	1.12[7]	0.63
Expenses net of fee waivers and credits	0.64[6]	0.64	0.57	0.68	1.12[7]	0.63
Net investment income	3.07[6]	3.62	4.18	5.03	6.09	5.45
Portfolio turnover (%)	42	85	105	87	109	99

1 Six months ended 11-30-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

30	Investment Grade Bond Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Investment Grade Bond Fund (the Fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or

Semiannual report | Investment Grade Bond Fund	31

trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of November 30, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 11-30-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

U.S. Government & Agency
Obligations	$91,989,992	—	$91,989,992	—
Corporate Bonds	81,111,832	—	81,111,832	—
Municipal Bonds	2,229,949	—	2,229,949	—
Collateralized Mortgage
Obligations	48,264,342	—	47,650,529	$613,813
Asset Backed Securities	9,194,782	—	9,194,782	—
Foreign Government
Obligations	238,875	—	238,875	—
Capital Preferred Securities	2,458,395	—	2,458,395	—
Preferred Securities	1,020,902	$1,020,902	—	—
Short-Term Investments	4,304,000	—	4,304,000	—

Total Investments in
Securities	$240,813,069	$1,020,902	$239,178,354	$613,813

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives only principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

32	Investment Grade Bond Fund | Semiannual report

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended November 30, 2012 were $719. For the six months ended November 30, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of May 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals and amortization and accretion on debt securities.

Semiannual report | Investment Grade Bond Fund	33

New accounting pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.400% of the first $1,500,000,000 of the Fund’s average daily net assets and (b) 0.385% of the Fund’s average daily net assets in excess of $1,500,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 0.98%, 1.73%, 1.73% and 0.67% for Class A, Class B, Class C and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The current expense limitation agreement expires on September 30, 2013, unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at the time.

The investment management fees incurred for the six months ended November 30, 2012 were equivalent to a net annual effective rate of 0.40% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

34	Investment Grade Bond Fund | Semiannual report

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund pays the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEES

Class A	0.25%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $488,596 for the six months ended November 30, 2012. Of this amount, $779 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $481,694 was paid as sales commissions to broker-dealers and $6,123 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2012 CDSCs received by the Distributor amounted to $10,777 and $4,384 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2012 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$200,517	$146,616
Class B	56,248	10,284
Class C	176,238	32,243
Class I	—	6,873

Total	$433,003	$196,016

Semiannual report | Investment Grade Bond Fund	35

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, these Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended November 30, 2012 and for the year ended May 31, 2012 were as follows:

	Six months ended 11-30-12		Year ended 5-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	3,339,239	$36,099,766	5,786,650	$60,513,358
Distributions reinvested	233,903	2,529,454	477,107	4,989,118
Repurchased	(1,544,172)	(16,657,450)	(3,888,192)	(40,735,637)

Net increase	2,028,970	$21,971,770	2,375,565	$24,766,839

Class B shares

Sold	223,296	$2,409,402	506,231	$5,287,673
Distributions reinvested	10,898	117,841	20,984	219,463
Repurchased	(100,727)	(1,085,986)	(288,163)	(3,013,957)

Net increase	133,467	$1,441,257	239,052	$2,493,179

Class C shares

Sold	637,598	$6,886,423	2,313,035	$24,131,837
Distributions reinvested	36,567	395,270	64,428	673,781
Repurchased	(624,722)	(6,751,283)	(1,463,897)	(15,289,479)

Net increase	49,443	$530,410	913,566	$9,516,139

Class I shares

Sold	1,029,879	$11,144,428	1,779,961	$18,606,631
Distributions reinvested	18,585	201,229	27,843	291,187
Repurchased	(194,728)	(2,087,949)	(1,268,775)	(13,249,944)

Net increase	853,736	$9,257,708	539,029	$5,647,874

Net increase	3,065,616	$33,201,145	4,067,212	$42,424,031

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $80,764,644 and $51,564,546, respectively, for the six months ended November 30, 2012. Purchases and sales of U.S. Treasury obligations aggregated $42,001,492 and $39,013,681, respectively, for the six months ended November 30, 2012.

36	Investment Grade Bond Fund | Semiannual report

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees of John Hancock Investment Grade Bond Fund (the Fund), a series of John Hancock Bond Trust (the Trust), met in-person on May 6–8 and June 3–5, 2012 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, Manulife Asset Management (US) LLC (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

On June 3–5, 2012, the Board consisted of nine individuals, seven of whom were Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairman. On June 3–5, 2012, the Board had four standing committees that were composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts & Operations Committee. Additionally, on June 3–5, 2012, Investment Performance Committee A was a standing committee of the Board composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee A was responsible for overseeing and monitoring matters relating to the investment performance of the Fund. The Board also designated an Independent Trustee as Vice Chairman to serve in the absence of the Chairman. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 6–8, 2012 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Lipper, a Thomson Reuters company (Lipper), on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Expense Group, each as determined by Lipper, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Expense Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as

Semiannual report | Investment Grade Bond Fund	37

institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a comparison of the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 6–8, 2012, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 6–8, 2012 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 3–5, 2012, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement and the Subadvisory Agreement, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s investment manager analytical capabilities, market and economic knowledge and execution of its Subadviser oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting,

38	Investment Grade Bond Fund | Semiannual report

legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliates’ policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by the Adviser, which analyzed various factors that may affect the Lipper rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Lipper Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Lipper to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2012 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2011 and that of its Category average and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Investment Grade Bond Fund	5.51%	11.44%	6.36%	5.54%
Class A Shares
Intermediate Investment-Grade	6.25%	9.06%	5.58%	5.13%
Debt Average
Barclay US Agg TR Index	7.84%	6.77%	6.50%	5.78%

The Board noted that the Fund’s performance compared favorably to its Category’s average performance for all periods shown, except for the one-year period over which it underperformed. The Board also noted that the Fund underperformed its benchmark index’s performance, except for the three-year period over which it outperformed. The Board was advised that the Fund’s recent underperformance versus the benchmark relates to the differing amounts of U.S. Treasury securities between the two.

Semiannual report | Investment Grade Bond Fund	39

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Expense Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including other registered investment companies, institutional investors and separate accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Expense Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and, if different, the Fund’s total operating expense ratio after taking into account any fee waiver or expense waiver agreement by the Adviser (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Expense Group median.

The Board noted that the Fund’s advisory fee ratio was ten basis points below the Expense Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s 2011 financial statements in relation with the Fund’s Expense Group median provided by Lipper in April 2012:

	FUND — CLASS A SHARES	EXPENSE GROUP MEDIAN

Advisory Fee Ratio	0.40%	0.50%
Gross Expense Ratio	1.00%	1.02%
Net Expense Ratio	0.98%	0.90%

The Board viewed favorably the Adviser’s agreement to waive all or a portion of its advisory fees and to reimburse or pay operating expenses to the extent necessary to maintain the Fund’s Net Expense Ratio at 0.98% for Class A shares (and at varying levels for other classes), excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until September 30, 2013. The Board favorably considered the impact of this agreement toward lowering the Fund’s Gross Expense Ratio.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the year ended December 31, 2010. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of a limited number of other investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is limited.

40	Investment Grade Bond Fund | Semiannual report

The Board considered limited profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered basic assumptions and methodology for allocating expenses in the Subadviser’s profitability analysis.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement and the Subadvisory Agreement each for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

Semiannual report | Investment Grade Bond Fund	41

Special Shareholder Meeting

On November 15, 2012, a Special Meeting of the Shareholders of John Hancock Bond Trust and each of its series, including John Hancock Investment Grade Bond Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Bond Trust.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	176,204,064.52	4,001,999.19
Peter S. Burgess	176,123,128.76	4,082,934.95
William H. Cunningham	176,001,211.17	4,204,852.54
Grace K. Fey	176,224,633.54	3,981,430.17
Theron S. Hoffman	176,305,574.38	3,900,489.33
Deborah C. Jackson	176,350,388.61	3,855,675.11
Hassell H. McClellan	176,031,994.08	4,174,069.63
James M. Oates	176,057,074.21	4,148,989.51
Steven R. Pruchansky	176,233,916.63	3,972,147.08
Gregory A. Russo	176,165,585.33	4,040,478.39
Non-Independent Trustees
James R. Boyle	176,333,771.19	3,872,292.52
Craig Bromley	176,333,378.72	3,872,684.99
Warren A. Thomson	176,230,496.88	3,975,566.83

42	Investment Grade Bond Fund | Semiannual report

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Advisers, LLC
Charles L. Bardelis*
James R. Boyle†	Subadviser
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Steven R. Pruchansky, Vice Chairman	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Investment Grade Bond Fund	43

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line
www.jhfunds.com

This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.	55SA 11/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	1/13

John Hancock

MUTUAL FUNDS

John Hancock

Government Income Fund

Semiannual Report

11.30.12

A look at performance

Total returns for the period ended November 30, 2012

								SEC 30-day	SEC 30-day
	Average annual total returns (%)			Cumulative total returns (%)				yield (%)	yield (%)
	with maximum sales charge			with maximum sales charge				subsidized	unsubsidized[1]

								as of	as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	11-30-12	11-30-12

Class A	0.55	4.54	3.97	–2.42	0.55	24.86	47.54	1.73	1.62

Class B	–0.49	4.37	3.81	–3.23	–0.49	23.87	45.40	1.02	0.96

Class C	3.51	4.73	3.68	0.77	3.51	26.02	43.47	1.01	0.95

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 9-30-13 for Class A, Class B and Class C shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C
Net (%)	0.98	1.83	1.83
Gross (%)	1.15	1.90	1.90

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

See the following page for footnotes.

6	Government Income Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B2	11-30-02	$14,540	$14,540	$16,217

Class C2	11-30-02	14,347	14,347	16,217

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Barclays U.S. Government Bond Index is an unmanaged index of U.S. Treasury and government agency bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 Unsubsidized yields reflect what the yield would have been without the effect of reimbursements and waivers.

2 No contingent deferred sales charge is applicable.

Semiannual report | Government Income Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2012 with the same investment held until November 30, 2012.

	Account value	Ending value	Expenses paid during
	on 6-1-12	on 11-30-12	period ended 11-30-12[1]

Class A	$1,000.00	$1,022.00	$4.97

Class B	1,000.00	1,017.70	9.16

Class C	1,000.00	1,017.70	9.16

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Government Income Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2012, with the same investment held until November 30, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-12	on 11-30-12	period ended 11-30-12[1]

Class A	$1,000.00	$1,020.20	$4.96

Class B	1,000.00	1,016.00	9.15

Class C	1,000.00	1,016.00	9.15

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.98%, 1.81% and 1.81% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Government Income Fund	9

Portfolio summary

Portfolio Composition[1]

U.S. Government Agency	62.2%	Asset-Backed Securities	3.6%

U.S. Government Agency CMO	11.4%	Corporate Bonds	0.7%

U.S. Government	9.4%	Short-Term Investments & Other	3.6%

Collateralized Mortgage Obligations	9.1%

Quality Composition[1,2]

U.S. Government Agency	62.2%	BBB	1.0%

U.S. Government Agency CMO	11.4%	BB	1.0%

U.S. Government	9.4%	B	1.5%

AAA	4.5%	CCC & Below	1.5%

AA	1.1%	Short-Term Investments & Other	3.6%

A	2.8%

The major risk factors in this Fund’s performance are interest-rate and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Investments in higher-yielding, lower-rated securities involve additional risks as these securities are subject to a higher risk of default and loss of principal. Mortgage- and asset-backed securities may be sensitive to changes in interest rates, subject to early repayment risk and their value may fluctuate in response to the market’s perception of issuer creditworthiness.

1 As a percentage of net assets on 11-30-12.

2 Ratings are from Moody’s Investors Service. If not available, we have used ratings from Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-12 and do not reflect subsequent downgrades or upgrades, if any.

10	Government Income Fund | Semiannual report

Fund’s investments

As of 11-30-12 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government & Agency Obligations 71.6%				$268,887,022

(Cost $262,005,538)

U.S. Government 9.4%				35,213,824

Treasury Inflation Protected Securities
Inflation Indexed Note (D)	3.875	04-15-29	$1,653,730	2,768,965

U.S. Treasury
Bond	3.750	08-15-41	9,500,000	11,413,357
Note	1.625	11-15-22	12,745,000	12,754,954
Note	2.625	11-15-20	6,000,000	6,639,372
Strips, PO	6.837	11-15-30	2,625,000	1,637,176

U.S. Government Agency 62.2%				233,673,198

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (P)	2.357	09-01-41	16,848,545	17,404,282
30 Yr Pass Thru	3.000	10-01-42	3,493,440	3,677,803
30 Yr Pass Thru	3.500	05-01-42	17,715,039	19,019,099
30 Yr Pass Thru	3.500	06-01-42	3,532,422	3,793,559
30 Yr Pass Thru	5.000	04-01-41	1,476,243	1,596,937
30 Yr Pass Thru	6.500	04-01-39	1,043,260	1,166,050
30 Yr Pass Thru	6.500	09-01-39	1,456,591	1,627,119

Federal National Mortgage Association
30 Yr Pass Thru	3.000	10-29-27	950,000	952,386
30 Yr Pass Thru	3.000	09-01-42	7,264,220	7,644,744
30 Yr Pass Thru	3.000	09-01-42	1,982,455	2,086,303
30 Yr Pass Thru	3.000	10-01-42	4,291,173	4,515,960
30 Yr Pass Thru	3.500	06-01-42	712,693	769,235
30 Yr Pass Thru	3.500	06-01-42	4,726,017	5,080,284
30 Yr Pass Thru	3.500	06-01-42	3,579,999	3,848,359
30 Yr Pass Thru	3.500	06-01-42	4,945,749	5,316,486
30 Yr Pass Thru	3.500	07-01-42	1,328,370	1,427,946
30 Yr Pass Thru (P)	3.523	07-01-39	1,343,945	1,425,740
30 Yr Pass Thru	4.000	12-01-40	5,077,708	5,618,577
30 Yr Pass Thru	4.000	02-01-41	3,795,446	4,113,147
30 Yr Pass Thru	4.000	09-01-41	6,661,512	7,404,393
30 Yr Pass Thru	4.000	09-01-41	2,526,024	2,807,722
30 Yr Pass Thru	4.000	09-01-41	5,189,274	5,652,836
30 Yr Pass Thru	4.000	10-01-41	4,531,101	4,968,435
30 Yr Pass Thru (P)	4.250	05-01-34	2,958,827	3,151,627
30 Yr Pass Thru	4.500	08-01-40	8,314,789	8,944,244
30 Yr Pass Thru	4.500	06-01-41	10,913,793	11,941,224
30 Yr Pass Thru	4.500	07-01-41	8,709,384	9,529,290
30 Yr Pass Thru	4.500	01-01-42	9,723,624	10,642,050
30 Yr Pass Thru	4.500	02-01-42	7,843,486	8,496,088
30 Yr Pass Thru (P)	4.866	04-01-48	341,751	365,880
30 Yr Pass Thru	5.000	11-01-33	3,922,261	4,269,749

See notes to financial statements	Semiannual report | Government Income Fund	11

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government Agency (continued)

Federal National Mortgage Association (continued)
30 Yr Pass Thru	5.000	04-01-35	$1,170,694	$1,269,837
30 Yr Pass Thru	5.000	09-01-40	9,168,900	10,289,584
30 Yr Pass Thru	5.000	09-01-40	3,120,405	3,501,802
30 Yr Pass Thru	5.000	10-01-40	4,204,190	4,683,895
30 Yr Pass Thru	5.000	04-01-41	1,019,528	1,112,719
30 Yr Pass Thru	5.000	04-01-41	3,307,287	3,713,980
30 Yr Pass Thru	5.000	05-01-41	20,866,430	22,773,753
30 Yr Pass Thru	5.500	09-01-34	3,569,257	3,924,557
30 Yr Pass Thru	5.500	08-01-37	4,449,587	4,899,471
30 Yr Pass Thru	6.000	06-01-40	5,819,208	6,387,306
30 Yr Pass Thru	6.500	06-01-39	1,653,545	1,854,753

Government National Mortgage Association
15 Yr Pass Thru	7.500	04-15-13	3,950	3,987

Corporate Bonds 0.7%				$2,447,766

(Cost $1,739,370)

Telecommunication Services 0.7%				2,447,766

Diversified Telecommunication Services 0.5%				1,873,292

Crown Castle Towers LLC (S)	6.113	01-15-20	760,000	924,034

GTP Towers Issuer LLC (S)	4.436	02-15-15	910,000	949,258

Wireless Telecommunication Services 0.2%				574,474

SBA Tower Trust (S)	2.933	12-15-17	550,000	574,474

Collateralized Mortgage Obligations 20.5%				$76,945,365

(Cost $72,566,657)

Commercial & Residential 9.1%				34,115,183

American Tower Trust
Series 2007-1A, Class C (S)	5.615	04-15-37	1,365,000	1,400,962

Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1	5.250	10-25-34	467,637	483,149

Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	5.994	12-10-49	2,245,000	2,681,053
Series 2012-CR2, Class XA IO	2.137	08-15-45	4,923,390	630,642

GMAC Mortgage Corp. Loan Trust
Series 2004-AR2, Class 3A (P)	3.563	08-19-34	1,063,395	1,015,685

GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.614	09-25-35	1,052,113	1,031,298

Harborview Mortgage Loan Trust
Series 2005-11, Class X IO	2.023	08-19-45	4,830,997	204,351
Series 2005-2, Class X IO	2.224	05-19-35	17,335,863	1,194,840

IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	1.988	10-25-36	13,342,591	984,550
Series 2005-AR18, Class 2X IO	1.636	10-25-36	13,003,478	700,627

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	6.065	04-15-45	1,435,000	1,623,526
Series 2007-CB18, Class A4	5.440	06-12-47	2,000,000	2,309,212
Series 2012-HSBC, Class XA IO (S)	1.582	07-05-32	5,077,500	596,850

LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09-15-39	1,770,000	1,986,544
Series 2006-C4, Class A4 (P)	6.063	06-15-38	1,720,000	1,985,537
Series 2007-C2, Class A3	5.430	02-15-40	2,125,000	2,451,213

12	Government Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Commercial & Residential (continued)

Merrill Lynch Mortgage Investors Trust Series
Series 2006-3, Class 2A1 (P)	2.694	10-25-36	$1,109,621	$1,107,142

Morgan Stanley Capital I
Series 2006-HQ10, Class AM	5.360	11-12-41	900,000	998,644
Series 2006-HQ8, Class AM (P)	5.647	03-12-44	1,645,000	1,810,716
Series 2007-IQ13, Class A4	5.364	03-15-44	2,025,000	2,338,385

Springleaf Mortgage Loan Trust
Series 2012-2A, Class A (P) (S)	2.220	10-25-57	658,824	665,413

Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.908	03-25-44	1,097,724	1,076,535

UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05-10-45	555,000	610,820
Series 2012-C1, Class C (P) (S)	5.720	05-10-45	370,000	407,572

WaMu Mortgage Pass Through Certificates
Series 2004-AR13, Class X IO	1.350	11-25-34	15,658,904	693,572
Series 2005-AR1, Class X IO	1.460	01-25-45	24,826,010	1,201,013
Series 2005-AR2, Class X IO	1.555	01-25-45	17,384,153	981,247

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	2.616	04-25-35	970,053	944,085

U.S. Government Agency 11.4%				42,830,182

Federal Home Loan Mortgage Corp.
Series 288, Class IO	3.000	10-15-27	4,852,700	703,982
Series 290, Class IO	3.500	11-01-32	4,920,000	990,150
Series 3581, Class IO	6.000	10-15-39	737,028	116,986
Series 3623, Class LI IO	4.500	01-15-25	709,245	55,717
Series 3630, Class BI IO	4.000	05-15-27	356,307	8,630
Series 3699, Class MI IO	4.500	01-15-38	2,502,982	259,916
Series 3747, Class HI IO	4.500	07-15-37	5,584,428	415,874
Series 3794, Class PI IO	4.500	02-15-38	1,268,563	132,167
Series 3830, Class NI IO	4.500	01-15-36	5,551,429	629,199
Series 3833, Class LI IO	2.121	10-15-40	6,378,046	459,331
Series 3908, Class PA	4.000	06-15-39	963,090	1,032,620
Series 4027, Class TA	3.500	07-15-41	2,290,874	2,434,590
Series 4030, Class BI IO	5.000	01-15-42	1,047,507	193,726
Series 4060, Class HC	3.000	03-15-41	1,745,700	1,826,739
Series 4065, Class QA	3.000	08-15-41	1,239,204	1,295,354
Series 4074, Class PA	3.000	05-15-41	3,938,494	4,149,452
Series 4077, Class IK IO	5.000	07-15-42	1,433,906	409,929
Series 4088, Class CA	3.000	03-15-42	4,464,634	4,716,176
Series K017, Class X1 IO	1.605	12-25-21	3,902,627	393,436
Series K022, Class X1 IO	1.309	07-25-22	8,255,000	803,765
Series K706, Class X1 IO	1.733	10-25-18	9,934,052	806,665
Series K707, Class X1 IO	1.695	12-25-18	3,367,666	270,663
Series K708, Class X1 IO	1.644	01-25-19	8,034,550	642,595
Series K709, Class X1 IO	1.678	03-25-19	4,759,291	392,118
Series K710, Class X1 IO	1.915	05-25-19	3,605,802	349,294
Series K711, Class X1 IO	1.712	07-25-19	11,320,000	1,074,516

Federal National Mortgage Association
Series 1993-225, Class TK	6.500	12-25-23	2,303,596	2,544,126
Series 2009-109, Class IW IO	4.500	04-25-38	1,006,973	81,147
Series 2009-47, Class EI IO	5.000	08-25-19	996,977	87,268
Series 2009-50, Class GI IO	5.000	05-25-39	1,885,630	205,328
Series 2009-78, Class IB IO	5.000	06-25-39	2,388,467	239,529
Series 2010-14, Class AI IO	4.000	08-25-27	982,104	24,378
Series 2010-25, Class NI IO	5.000	03-25-25	3,551,928	320,292
Series 2010-3, Class LI IO	5.000	02-25-25	9,469,111	836,558

See notes to financial statements	Semiannual report | Government Income Fund	13

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government Agency (continued)

Federal National Mortgage Association (continued)
Series 2010-36, Class BI IO	4.000	03-25-28	$1,064,897	$31,720
Series 2010-68, Class CI IO	5.000	11-25-38	1,602,319	190,585
Series 2011-146, Class MA	3.500	08-25-41	1,705,680	1,840,541
Series 2012-110, Class MA	3.000	07-25-41	1,849,743	1,985,625
Series 2012-118, Class IB IO	3.500	11-25-42	2,051,554	539,976
Series 2012-120, Class PA	3.500	10-25-42	1,276,863	1,374,037
Series 2012-137, Class WI IO	3.500	11-01-42	2,910,000	585,638
Series 2012-19, Class JA	3.500	03-25-41	2,667,523	2,885,803
Series 2012-21, Class IQ IO	4.500	09-25-41	2,181,361	437,629
Series 2012-98, Class JP	3.500	03-25-42	1,680,720	1,805,351
Series 398, Class C3 IO	4.500	05-25-39	1,169,356	87,702
Series 401, Class C2 IO	4.500	06-25-39	848,188	63,614
Series 402, Class 3 IO	4.000	11-25-39	1,260,707	125,262
Series 402, Class 4 IO	4.000	10-25-39	2,081,604	246,338
Series 402, Class 7 IO	4.500	11-25-39	1,818,056	209,076
Series 407, Class 15 IO	5.000	01-25-40	1,496,278	224,360
Series 407, Class 16 IO	5.000	01-25-40	314,785	35,481
Series 407, Class 17 IO	5.000	01-25-40	295,819	35,321
Series 407, Class 21 IO	5.000	01-25-39	1,094,214	109,421
Series 407, Class 7 IO	5.000	03-25-41	1,205,335	203,963
Series 407, Class 8 IO	5.000	03-25-41	586,411	88,602
Series 407, Class C6 IO	5.500	01-25-40	2,456,012	450,025

Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04-20-39	1,857,229	100,585
Series 2012-114, Class IO	1.025	01-16-53	2,816,742	271,311

Asset Backed Securities 3.6%				$13,560,577

(Cost $12,625,387)

Asset Backed Securities 3.6%				13,560,577

Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.568	09-25-34	571,531	537,377

Ameriquest Mortgage Securities, Inc.
Series 2005-R3, Class M2 (P)	0.678	05-25-35	645,000	551,397

Asset Backed Funding Certificates
Series 2005-HE1, Class M1 (P)	0.628	03-25-35	665,958	595,238

Asset Backed Securities Corp. Home Equity
Series 2006-HE1, Class A3 (P)	0.408	01-25-36	825,536	737,156

Bayview Financial Acquisition Trust
Series 2006-A, Class 2A3 (P)	0.559	02-28-41	486,647	480,264

Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P) (S)	0.448	07-25-36	1,080,013	946,458

Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.658	05-25-35	539,057	514,919
Series 2006-NC4, Class A5 (P)	0.268	10-25-36	240,424	175,543

Citicorp Residential Mortgage Securities, Inc.
Series 2007-2, Class A6	6.265	06-25-37	497,838	493,537

Countrywide Asset-Backed Certificates
Series 2006-3, Class 2A2 (P)	0.388	06-25-36	987,050	952,358

Encore Credit Receivables Trust
Series 2005-2, Class M2 (P)	0.668	11-25-35	805,000	689,780

Home Equity Asset Trust
Series 2003-1, Class M1 (P)	1.708	06-25-33	1,497,707	1,351,841
Series 2005-5, Class M1 (P)	0.688	11-25-35	645,000	618,307
Series 2005-6, Class M1 (P)	0.678	12-25-35	460,000	449,771

14	Government Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Asset Backed Securities (continued)

New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.658	03-25-35	$547,000	$492,921

Novastar Home Equity Loan
Series 2004-4, Class M3 (P)	1.288	03-25-35	1,155,000	1,113,233

Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.838	02-25-35	1,170,000	1,153,367
Series 2005-WCH1, Class M2 (P)	0.728	01-25-36	1,084,090	1,061,580

People’s Choice Home Loan Securities Trust
Series 2005-1, Class M3 (P)	1.078	01-25-35	660,000	645,530

Short-Term Investments 3.0%				$11,406,000

(Cost $11,406,000)

Repurchase Agreement 3.0%				11,406,000

Repurchase Agreement with State Street Corp.
dated 11-30-12 at 0.010% to be repurchased
at $11,406,0010 on 12-3-12, collateralized
by $11,370,000 U.S. Treasury Notes, 1.000%
due 8-31-16 (valued at $11,634,864,
including interest)			11,406,000	11,406,000

Total investments (Cost $360,342,952)† 99.4%				$373,246,730

Other assets and liabilities, net 0.6%				$2,138,474

Total net assets 100.0%				$375,385,204

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

IO Interest-Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

PO Principal-Only Security — (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.

(D) Principal amount of security is adjusted for inflation.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 11-30-12, the aggregate cost of investment securities for federal income tax purposes was $360,831,190. Net unrealized appreciation aggregated $12,415,540, of which $16,372,191 related to appreciated investment securities and $3,956,651 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Government Income Fund	15

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $360,342,952)	$373,246,730
Cash	115
Receivable for fund shares sold	628,676
Interest receivable	3,384,654
Receivable due from adviser	1,241
Other receivables and prepaid expenses	78,614

Total assets	377,340,030

Liabilities

Payable for delayed delivery securities purchased	806,767
Payable for fund shares repurchased	807,744
Distributions payable	109,941
Payable to affiliates
Accounting and legal services fees	16,322
Transfer agent fees	54,369
Distribution and service fees	30,606
Trustees’ fees	48,692
Other liabilities and accrued expenses	80,385

Total liabilities	1,954,826

Net assets

Paid-in capital	$374,248,133
Accumulated distributions in excess of net investment income	(1,582,423)
Accumulated net realized gain (loss) on investments	(10,184,284)
Net unrealized appreciation (depreciation) on investments	12,903,778

Net assets	$375,385,204

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($325,678,689 ÷ 32,519,884 shares)	$10.01
Class B ($12,405,656 ÷ 1,239,099 shares)[1]	$10.01
Class C ($37,300,859 ÷ 3,724,270 shares)[1]	$10.02

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$10.48

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

16	Government Income Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 11-30-12
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$5,242,514

Total investment income	5,242,514

Expenses

Investment management fees	1,103,662
Distribution and service fees	652,534
Accounting and legal services fees	42,956
Transfer agent fees	341,892
Trustees’ fees	11,462
State registration fees	29,796
Printing and postage	20,205
Professional fees	31,127
Custodian fees	26,147
Registration and filing fees	9,375
Other	10,669

Total expenses	2,279,825
Less expense reductions	(244,002)

Net expenses	2,035,823

Net investment income	3,206,691

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	3,764,141

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	921,903

Net realized and unrealized gain	4,686,044

Increase in net assets from operations	$7,892,735

See notes to financial statements	Semiannual report | Government Income Fund	17

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	11-30-12	ended
	(Unaudited)	5-31-12

Increase (decrease) in net assets

From operations
Net investment income	$3,206,691	$6,948,767
Net realized gain	3,764,141	9,738,775
Change in net unrealized appreciation (depreciation)	921,903	2,564,931

Increase in net assets resulting from operations	7,892,735	19,252,473

Distributions to shareholders
From net investment income
Class A	(4,433,582)	(9,116,686)
Class B	(119,053)	(254,791)
Class C	(351,611)	(694,098)

Total distributions	(4,904,246)	(10,065,575)

From Fund share transactions	5,021,320	11,702,900

Total increase	8,009,809	20,889,798

Net assets

Beginning of period	367,375,395	346,485,597

End of period	$375,385,204	$367,375,395

Undistributed (accumulated distributions in excess of) net
investment income	($1,582,423)	$115,132

18	Government Income Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	11-30-12[1]	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08

Per share operating performance

Net asset value, beginning of period	$9.93	$9.68	$9.49	$9.19	$9.09	$8.87
Net investment income[2]	0.09	0.20	0.23	0.30	0.33	0.41
Net realized and unrealized gain
on investments	0.13	0.33	0.26	0.34	0.13	0.23
Total from investment operations	0.22	0.53	0.49	0.64	0.46	0.64
Less distributions
From net investment income	(0.14)	(0.28)	(0.30)	(0.34)	(0.36)	(0.42)
Net asset value, end of period	$10.01	$9.93	$9.68	$9.49	$9.19	$9.09
Total return (%)[3,4]	2.20[5]	5.57	5.25	7.08	5.15	7.30

Ratios and supplemental data

Net assets, end of period (in millions)	$326	$320	$309	$327	$337	$322
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12[6]	1.15	1.12	1.13	1.21[7]	1.10
Expenses net of fee waivers	0.98[6]	1.06	1.07	1.09	1.16[7]	1.04
Expenses net of fee waivers and credits	0.98[6]	1.06	1.07	1.08	1.16[7]	1.04
Net investment income	1.83[6]	2.02	2.41	3.22	3.70	4.53
Portfolio turnover (%)	38	95	83	91	157	154

1 Six months ended 11-30-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | Government Income Fund	19

CLASS B SHARES Period ended	11-30-12[1]	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08

Per share operating performance

Net asset value, beginning of period	$9.93	$9.68	$9.49	$9.18	$9.09	$8.87
Net investment income[2]	0.05	0.12	0.16	0.23	0.26	0.34
Net realized and unrealized gain
on investments	0.13	0.34	0.26	0.35	0.12	0.23
Total from investment operations	0.18	0.46	0.42	0.58	0.38	0.57
Less distributions
From net investment income	(0.10)	(0.21)	(0.23)	(0.27)	(0.29)	(0.35)
Net asset value, end of period	$10.01	$9.93	$9.68	$9.49	$9.18	$9.09
Total return (%)[3,4]	1.77[5]	4.75	4.47	6.39	4.25	6.51

Ratios and supplemental data

Net assets, end of period (in millions)	$12	$12	$11	$15	$21	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	1.87[6]	1.90	1.87	1.88	1.97[7]	1.86
Expenses net of fee waivers	1.81[6]	1.84	1.82	1.84	1.92[7]	1.80
Expenses net of fee waivers and credits	1.81[6]	1.84	1.82	1.83	1.92[7]	1.79
Net investment income	1.00[6]	1.23	1.65	2.48	2.90	3.79
Portfolio turnover (%)	38	95	83	91	157	154

1 Six months ended 11-30-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS C SHARES Period ended	11-30-12[1]	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08

Per share operating performance

Net asset value, beginning of period	$9.94	$9.68	$9.49	$9.18	$9.09	$8.86
Net investment income[2]	0.05	0.12	0.16	0.23	0.25	0.34
Net realized and unrealized gain
on investments	0.13	0.35	0.26	0.35	0.13	0.24
Total from investment operations	0.18	0.47	0.42	0.58	0.38	0.58
Less distributions
From net investment income	(0.10)	(0.21)	(0.23)	(0.27)	(0.29)	(0.35)
Net asset value, end of period	$10.02	$9.94	$9.68	$9.49	$9.18	$9.09
Total return (%)[3,4]	1.77[5]	4.86	4.47	6.41	4.25	6.51

Ratios and supplemental data

Net assets, end of period (in millions)	$37	$35	$26	$34	$36	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	1.87[6]	1.90	1.87	1.87	2.00[7]	1.85
Expenses net of fee waivers	1.81[6]	1.84	1.82	1.84	1.93[7]	1.79
Expenses net of fee waivers and credits	1.81[6]	1.84	1.82	1.83	1.93[7]	1.79
Net investment income	1.00[6]	1.24	1.65	2.46	2.79	3.75
Portfolio turnover (%)	38	95	83	91	157	154

1 Six months ended 11-30-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

20	Government Income Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Government Income Fund (the Fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

Semiannual report | Government Income Fund	21

The following is a summary of the values by input classification of the Fund’s investments as of November 30, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
INVESTMENTS IN SECURITIES	VALUE AT 11-30-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

U.S. Government & Agency
Obligations	$268,887,022	—	$268,887,022	—
Corporate Bonds	2,447,766	—	2,447,766	—
Collateralized Mortgage
Obligations	76,945,365	—	75,955,215	$990,150
Asset Backed Securities	13,560,577	—	13,560,577	—
Short-Term Investments	11,406,000	—	11,406,000	—

Total Investments in
Securities	$373,246,730	—	$372,256,580	$990,150

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Stripped securities. Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives only principal payments from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

22	Government Income Fund | Semiannual report

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended November 30, 2012 were $853. For the six months ended November 30, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $12,960,159 available to offset future net realized capital gains as of May 31, 2012. The following table details the capital loss carryforward available as of May 31, 2012:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31
2014	2015	2018

$6,465,024	$6,462,038	$33,097

As of May 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Semiannual report | Government Income Fund	23

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities and straddle loss deferrals.

New accounting pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $300,000,000 of the Fund’s average daily net assets, (b) 0.450% of the next $700,000,000 and (c) 0.430% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to limit the maximum annual management fee to 0.53% of the Fund’s average daily net assets. The current expense limitation agreement expires on September 30, 2013, unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at the time.

For the six months ended November 30, 2012, the expense reductions amounted to the following:

CLASS	EXPENSE REDUCTIONS

Class A	$98,732
Class B	3,811
Class C	11,264
Total	$113,807

24	Government Income Fund | Semiannual report

The Adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 0.98% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses. The fee waivers and/or expense reimbursements will expire on September 30, 2013 for Class A shares, unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at the time. Prior to October 1, 2012, the fee waivers and/or reimbursements were such that the above expenses would not exceed 1.84% for Class B and Class C shares and the fee waivers and/or reimbursements for Class A shares were unchanged. These expense reductions amounted to $130,195, $0 and $0 for Class A, Class B and Class C shares, respectively, for the six months ended November 30, 2012.

The investment management fees incurred for the six months ended November 30, 2012 were equivalent to a net annual effective rate of 0.46% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund pays the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.25%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $201,954 for the six months ended November 30, 2012. Of this amount, $2,524 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $179,336 was paid as sales commissions to broker-dealers and $20,094 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2012, CDSCs received by the Distributor amounted to $19,679 and $3,745 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost)

Semiannual report | Government Income Fund	25

of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2012 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$405,039	$296,585
Class B	62,577	11,458
Class C	184,918	33,849
Total	$652,534	$341,892

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, these Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended November 30, 2012 and for the year ended May 31, 2012 were as follows:

	Six months ended 11-30-12		Year ended 5-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,968,893	$29,681,136	5,920,729	$58,073,336
Distributions reinvested	386,577	3,867,126	783,970	7,689,044
Repurchased	(3,075,773)	(30,746,210)	(6,431,039)	(63,014,742)

Net increase	279,697	$2,802,052	273,660	$2,747,638

Class B shares

Sold	158,100	$1,579,033	536,036	$5,267,500
Distributions reinvested	8,804	88,037	18,404	180,486
Repurchased	(172,285)	(1,721,650)	(455,884)	(4,469,519)

Net increase (decrease)	(5,381)	($54,580)	98,556	$978,467

Class C shares

Sold	861,678	$8,600,005	2,260,708	$22,173,452
Distributions reinvested	24,809	248,248	44,948	441,056
Repurchased	(657,756)	(6,574,405)	(1,493,153)	(14,637,713)

Net increase	228,731	$2,273,848	812,503	$7,976,795

Net increase	503,047	$5,021,320	1,184,719	$11,702,900

26	Government Income Fund | Semiannual report

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $109,744,487 and $102,715,145, respectively, for the six months ended November 30, 2012. Purchases and sales of U.S. Treasury obligations aggregated $32,056,980 and $35,896,851, respectively, for the six months ended November 30, 2012.

Semiannual report | Government Income Fund	27

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Government Income Fund (the Fund), a series of John Hancock Bond Trust (the Trust), met in-person on May 6–8 and June 3–5, 2012 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, Manulife Asset Management (US) LLC (the Subadviser), and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

On June 3–5, 2012, the Board consisted of nine individuals, seven of whom were Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairman. On June 3–5, 2012, the Board had four standing committees that were composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts & Operations Committee. Additionally, on June 3–5, 2012, Investment Performance Committee A was a standing committee of the Board composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee A was responsible for overseeing and monitoring matters relating to the investment performance of the Fund. The Board also designated an Independent Trustee as Vice Chairman to serve in the absence of the Chairman. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 6–8, 2012 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Lipper, a Thomson Reuters company (Lipper), on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Expense Group, each as determined by Lipper, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Expense Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as

28	Government Income Fund | Semiannual report

institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a comparison of the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 6–8, 2012, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 6–8, 2012 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 3–5, 2012, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement and the Subadvisory Agreement, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s investment manager analytical capabilities, market and economic knowledge and execution of its Subadviser oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the

Semiannual report | Government Income Fund	29

Adviser’s and its affiliates’ policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by the Adviser, which analyzed various factors that may affect the Lipper rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Lipper Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Lipper to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2012 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2011 and that of its Category average and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Government Income Fund Class A Shares	6.22%	5.60%	5.76%	4.80%
General U.S. Government Category Average	8.44%	5.52%	5.80%	4.88%
Barclay US Gvt TR Index	9.02%	4.01%	6.56%	5.59%

The Board noted that the Fund generally performed in-line with its Category’s average performance over all periods shown, other than the one-year period over which it underperformed its Category average performance. The Board also noted that the Fund had underperformed its benchmark index’s performance over all periods, except for the three-year period over which it outperformed. The Board was advised that the Fund’s recent underperformance versus the benchmark relates to the differing amounts of U.S. Treasury securities between the two.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Expense Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including other registered investment companies, institutional investors and separate accounts.

30	Government Income Fund | Semiannual report

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Expense Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and, if different, the Fund’s total operating expense ratio after taking into account any fee waiver or expense waiver agreement by the Adviser (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Expense Group median.

The Board noted that the Fund’s advisory fee ratio was ten basis points above the Expense Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s 2011 financial statements in relation with the Fund’s Expense Group median provided by Lipper in April 2012:

	FUND — CLASS A SHARES	EXPENSE GROUP MEDIAN

Advisory Fee Ratio	0.60%	0.50%
Gross Expense Ratio	1.14%	1.05%
Net Expense Ratio	1.09%	0.99%

The Board viewed favorably the Adviser’s agreement to waive its advisory fees above 0.53% until September 30, 2013 and to waive all or a portion of its advisory fees and to reimburse or pay operating expenses to the extent necessary to maintain the Fund’s Net Expense Ratio at 0.98% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until September 30, 2013. The Board favorably considered the impact of this agreement towards lowering the Fund’s Gross Expense Ratio.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the year ended December 31, 2010. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of a limited number of other investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is limited.

The Board considered limited profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered basic assumptions and methodology for allocating expenses in the Subadviser’s profitability analysis.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board

Semiannual report | Government Income Fund	31

also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement and the Subadvisory Agreement each for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

32	Government Income Fund | Semiannual report

Special Shareholder Meeting

On November 15, 2012, a Special Meeting of the Shareholders of John Hancock Bond Trust and each of its series, including John Hancock Government Income Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Bond Trust.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	176,204,064.52	4,001,999.19
Peter S. Burgess	176,123,128.76	4,082,934.95
William H. Cunningham	176,001,211.17	4,204,852.54
Grace K. Fey	176,224,633.54	3,981,430.17
Theron S. Hoffman	176,305,574.38	3,900,489.33
Deborah C. Jackson	176,350,388.61	3,855,675.11
Hassell H. McClellan	176,031,994.08	4,174,069.63
James M. Oates	176,057,074.21	4,148,989.51
Steven R. Pruchansky	176,233,916.63	3,972,147.08
Gregory A. Russo	176,165,585.33	4,040,478.39
Non-Independent Trustees
James R. Boyle	176,333,771.19	3,872,292.52
Craig Bromley	176,333,378.72	3,872,684.99
Warren A. Thomson	176,230,496.88	3,975,566.83

Semiannual report | Government Income Fund	33

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Advisers, LLC
Charles L. Bardelis*
James R. Boyle†	Subadviser
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Steven R. Pruchansky, Vice Chairman	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

34	Government Income Fund | Semiannual report

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line
www.jhfunds.com

This report is for the information of the shareholders of John Hancock Government Income Fund.	56SA 11/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	1/13

John Hancock

MUTUAL FUNDS

John Hancock

High Yield Fund

Semiannual Report

11.30.12

A look at performance

Total returns for the period ended November 30, 2012

	Average annual total returns (%)			Cumulative total returns (%)				SEC 30-day
	with maximum sales charge			with maximum sales charge				yield (%)

								as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	11-30-12

Class A	17.16	1.27	7.79	5.46	17.16	6.52	111.65	6.14

Class B	16.80	1.18	7.70	4.98	16.80	6.06	109.93	5.68

Class C	21.19	1.45	7.48	8.99	21.19	7.45	105.69	5.67

Class I1,2	23.52	2.55	8.66	10.91	23.52	13.41	129.35	6.73

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I
Net/Gross (%)	1.07	1.82	1.82	0.72

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

See the following page for footnotes.

6	High Yield Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B3	11-30-02	$20,993	$20,993	$26,838

Class C3	11-30-02	20,569	20,569	26,838

Class I2	11-30-02	22,935	22,935	26,838

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Bank of America Merrill Lynch US High Yield Master II Index is an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 The inception date for Class I shares is 8-27-07. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I shares.

2 For certain types of investors as described in the Fund’s prospectus.

3 No contingent deferred sales charge is applicable.

Semiannual report | High Yield Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2012 with the same investment held until November 30, 2012.

	Account value	Ending value	Expenses paid during
	on 6-1-12	on 11-30-12	period ended 11-30-12[1]

Class A	$1,000.00	$1,103.90	$5.54

Class B	1,000.00	1,099.80	9.53

Class C	1,000.00	1,099.90	9.53

Class I	1,000.00	1,109.10	3.86

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2012 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	High Yield Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2012 with the same investment held until November 30, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-12	on 11-30-12	period ended 11-30-12[1]

Class A	$1,000.00	$1,019.80	$5.32

Class B	1,000.00	1,016.00	9.15

Class C	1,000.00	1,016.00	9.15

Class I	1,000.00	1,021.40	3.70

Remember, these examples do not include any transaction costs therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.05%, 1.81%, 1.81% and 0.73% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | High Yield Fund	9

Portfolio summary

Top 10 Issuers (32.5% of Net Assets on 11-30-12)[1,2]

Greektown Superholdings, Inc.	5.8%	XM Satellite Radio, Inc.	2.8%

Canadian Satellite Radio Holdings, Inc.	4.4%	Intelsat Luxembourg SA	2.5%

Mohegan Tribal Gaming Authority	4.1%	iStar Financial, Inc.	2.2%

Continental Airlines Finance Trust II	3.3%	Beazer Homes USA, Inc.	2.2%

Clear Channel Communications, Inc.	3.1%	Bank of America Corp.	2.1%

Quality Composition[1,4]

U.S. Government & Agency	0.5%

AAA	0.6%

BBB	0.5%

BB	4.8%

B	29.3%

CCC & Below	34.5%

Not Rated	3.1%

Equity	5.1%

Preferred Securities	14.4%

Short-Term Investments & Other	7.2%

1 As a percentage of net assets on 11-30-12.

2 Cash and cash equivalents not included.

3 The major risk factors in this Fund’s performance are interest-rate and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. The Fund may not be appropriate for all investors. Stocks and other equities have generally outperformed other asset classes over the long term, but may fluctuate more dramatically over the short term. The use of hedging and derivatives transactions could produce disproportionate gains or losses and may increase volatility and costs. Investments focused on one sector may fluctuate more widely than investments across multiple sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

4 Ratings are from Moody’s Investors Service. If not available, we have used ratings from Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-12 and do not reflect subsequent downgrades or upgrades, if any.

10	High Yield Fund | Semiannual report

Fund’s investments

As of 11-30-12 (unaudited)

		Maturity
	Rate (%)	date	Par value^	Value
Corporate Bonds 61.4%			$378,277,281

(Cost $400,255,734)

Consumer Discretionary 23.6%				145,615,877

Auto Components 2.0%

American Axle & Manufacturing, Inc.	6.625	10-15-22	640,000	649,600

Exide Technologies	8.625	02-01-18	9,246,000	7,489,260

The Goodyear Tire & Rubber Company	7.000	05-15-22	880,000	939,400

Tower Automotive Holdings USA LLC (S)	10.625	09-01-17	1,420,000	1,547,800

TRW Automotive, Inc. (S)	7.250	03-15-17	509,000	577,715

Visteon Corp.	6.750	04-15-19	1,136,000	1,198,480

Automobiles 0.5%

Chrysler Group LLC	8.250	06-15-21	3,000,000	3,303,750

Hotels, Restaurants & Leisure 9.7%

AMG Management (H)	—	11-01-15	5,787,367	2,662,189

CCM Merger, Inc. (S)	9.125	05-01-19	3,225,000	3,225,000

Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06-15-15	22,920,000	14,325

Greektown Superholdings, Inc. (V)	13.000	07-01-15	7,688,000	8,226,160

Grupo Posadas SAB De CV (S)	7.875	11-30-17	1,675,000	1,729,549

Indianapolis Downs LLC & Capital Corp. (H)(S)	15.500	11-01-13	726,488	30,876

Little Traverse Bay Bands of Odawa Indians (S)	9.000	08-31-20	11,391,000	10,821,450

Mashantucket Western Pequot Tribe,
Series A (H)(S)	8.500	11-15-15	41,605,000	3,328,400

Mohegan Tribal Gaming Authority (S)	10.500	12-15-16	16,580,000	15,668,100

Mohegan Tribal Gaming Authority (S)	11.000	09-15-18	12,920,000	9,560,800

MTR Gaming Group, Inc.	11.500	08-01-19	1,445,000	1,517,250

Waterford Gaming LLC (S)	8.625	09-15-14	1,404,654	773,732

Wok Acquisition Corp. (S)	10.250	06-30-20	2,060,000	2,168,150

Household Durables 3.0%

Beazer Homes USA, Inc.	9.125	06-15-18	3,520,000	3,625,600

Beazer Homes USA, Inc.	9.125	05-15-19	7,285,000	7,539,975

K Hovnanian Enterprises, Inc.	7.500	05-15-16	1,430,000	1,376,375

Meritage Homes Corp.	7.000	04-01-22	2,265,000	2,457,525

Standard Pacific Corp.	8.375	01-15-21	3,100,000	3,549,500

Media 5.9%

Canadian Satellite Radio Holdings, Inc. (CAD) (D)	8.000	09-10-14	9,855,000	9,920,974

Canadian Satellite Radio Holdings, Inc. (CAD) (D)	9.750	06-21-18	8,710,000	9,712,632

Clear Channel Communications, Inc., PIK	11.000	08-01-16	14,084,012	10,210,909

DISH DBS Corp.	7.875	09-01-19	1,400,000	1,655,500

See notes to financial statements	Semiannual report | High Yield Fund	11

		Maturity
	Rate (%)	date	Par value^	Value
Media (continued)

Gray Television, Inc. (S)	7.500	10-01-20	880,000	$880,000

WMG Acquisition Corp. (S)	6.000	01-15-21	1,435,000	1,470,875

WMG Acquisition Corp.	11.500	10-01-18	2,395,000	2,706,350

Specialty Retail 1.5%

Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10-15-19	3,550,000	3,470,125

Petco Holdings Inc., PIK (S)	8.500	10-15-17	1,435,000	1,467,288

Toys R Us, Inc.	10.375	08-15-17	4,260,000	4,361,175

Textiles, Apparel & Luxury Goods 1.0%

Burlington Coat Factory Warehouse Corp.	10.000	02-15-19	2,795,000	3,060,525

PVH Corp.	7.375	05-15-20	2,430,000	2,718,563

Consumer Staples 3.2%				19,619,763

Food & Staples Retailing 0.8%

Rite Aid Corp.	9.250	03-15-20	4,970,000	5,069,400

Food Products 0.4%

Simmons Foods, Inc. (S)	10.500	11-01-17	2,910,000	2,538,975

Household Products 1.6%

Reynolds Group Issuer, Inc. (S)	5.750	10-15-20	3,175,000	3,246,438

Reynolds Group Issuer, Inc.	9.000	04-15-19	5,000,000	5,150,000

YCC Holdings LLC, PIK	10.250	02-15-16	1,250,000	1,293,750

Tobacco 0.4%

Alliance One International, Inc.	10.000	07-15-16	2,240,000	2,321,200

Energy 7.7%				47,543,978

Energy Equipment & Services 0.2%

Pioneer Energy Services Corp.	9.875	03-15-18	1,115,000	1,206,988

Oil, Gas & Consumable Fuels 7.5%

Afren PLC (S)	10.250	04-08-19	2,635,000	3,063,188

Arch Coal, Inc.	7.250	06-15-21	6,648,000	5,949,960

Bill Barrett Corp.	7.000	10-15-22	2,890,000	2,893,613

BreitBurn Energy Partners LP (S)	7.875	04-15-22	990,000	1,017,225

Carrizo Oil & Gas, Inc.	7.500	09-15-20	2,770,000	2,811,550

EP Energy LLC	7.750	09-01-22	2,985,000	3,096,938

EV Energy Partners LP	8.000	04-15-19	1,395,000	1,464,750

Forest Oil Corp. (S)	7.500	09-15-20	1,930,000	1,987,900

Halcon Resources Corp. (S)	8.875	05-15-21	890,000	921,150

Midstates Petroleum Company, Inc. (S)	10.750	10-01-20	552,000	582,360

OGX Austria GmbH (S)	8.375	04-01-22	1,700,000	1,385,500

Paramount Resources, Ltd. (CAD) (D)(S)	7.625	12-04-19	2,995,000	3,015,050

Peabody Energy Corp.	6.250	11-15-21	1,435,000	1,488,813

Penn Virginia Corp.	10.375	06-15-16	2,880,000	3,024,000

Plains Exploration & Production Company	6.875	02-15-23	3,125,000	3,218,750

Quicksilver Resources, Inc.	11.750	01-01-16	2,120,000	2,104,100

Samson Investment Company (S)	9.750	02-15-20	1,495,000	1,580,963

SandRidge Energy, Inc.	7.500	03-15-21	2,786,000	2,904,405

Sidewinder Drilling, Inc. (S)	9.750	11-15-19	2,395,000	2,383,025

W&T Offshore, Inc. (S)	8.500	06-15-19	1,375,000	1,443,750

12	High Yield Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Financials 5.8%				$35,913,063

Capital Markets 0.3%

E*trade Financial Corp.	6.375	11-15-19	1,680,000	1,694,700

Commercial Banks 0.9%

Regions Bank	6.450	06-26-37	2,425,000	2,528,063

VTB Bank OJSC (9.500% to 12-06-22, then
10 Year U.S. Treasury + 8.067%) (Q)(S)	9.500	12-06-22	2,875,000	2,955,999

Diversified Financial Services 1.2%

Citigroup, Inc. (5.950% to 1-30-23, then
3 month LIBOR + 4.069%) (Q)	5.950	01-30-23	3,890,000	3,958,075

iPayment, Inc.	10.250	05-15-18	1,540,000	1,282,050

Legend Acquisition Sub, Inc. (S)	10.750	08-15-20	1,495,000	1,420,250

RBS Capital Trust II (6.425% to 1-3-34, then
3 month LIBOR + 1.942%) (Q)	6.425	01-03-34	1,196,000	1,004,640

Real Estate Investment Trusts 0.2%

iStar Financial, Inc.	9.000	06-01-17	1,206,000	1,305,495

Real Estate Management & Development 2.3%

Mattamy Group Corp. (S)	6.500	11-15-20	1,655,000	1,655,000

Realogy Corp.	12.000	04-15-17	9,438,092	10,193,139

Realogy Corp.	13.375	04-15-18	2,315,000	2,465,475

Thrifts & Mortgage Finance 0.9%

Alfa Bank OJSC Via Alfa Bond Issuance PLC (S)	7.500	09-26-19	2,605,000	2,718,083

Nationstar Mortgage LLC (S)	7.875	10-01-20	1,075,000	1,113,969

Nationstar Mortgage LLC	10.875	04-01-15	1,500,000	1,618,125

Health Care 1.8%				10,844,477

Health Care Equipment & Supplies 0.2%

Alere, Inc. (S)	7.250	07-01-18	1,120,000	1,122,800

Health Care Providers & Services 1.3%

Catalent Pharma Solutions, Inc. (S)	7.875	10-15-18	1,520,000	1,535,200

Catalent Pharma Solutions, Inc.	9.500	04-15-15	847,405	867,531

ExamWorks Group, Inc.	9.000	07-15-19	1,478,000	1,566,680

LifePoint Hospitals, Inc.	6.625	10-01-20	145,000	155,513

National Mentor Holdings, Inc. (S)	12.500	02-15-18	3,520,000	3,608,000

Pharmaceuticals 0.3%

Endo Health Solutions, Inc.	7.250	01-15-22	1,863,000	1,988,753

Industrials 2.6%				15,869,063

Aerospace & Defense 0.3%

Kratos Defense & Security Solutions, Inc.	10.000	06-01-17	1,390,000	1,515,100

Airlines 1.1%

Air Canada (S)	9.250	08-01-15	1,730,000	1,799,200

Air Canada (S)	12.000	02-01-16	2,890,000	2,947,800

KLM Royal Dutch Airlines NV (2.125% to
2-12-15, coupon reset every 10 years by
company) (CHF) (D)(Q)	2.125	02-12-15	1,680,000	532,988

U.S. Airways 2012-1 Class C Pass
Through Trust	9.125	10-01-15	1,500,000	1,560,000

Building Products 0.2%

Nortek, Inc. (S)	8.500	04-15-21	1,110,000	1,201,575

See notes to financial statements	Semiannual report | High Yield Fund	13

		Maturity
	Rate (%)	date	Par value^	Value
Commercial Services & Supplies 0.1%

Clean Harbors, Inc. (S)	5.125	06-01-21	560,000	$572,600

Electrical Equipment 0.1%

Graftech International, Ltd. (S)	6.375	11-15-20	560,000	576,800

Machinery 0.4%

Navistar International Corp.	8.250	11-01-21	2,565,000	2,449,575

Road & Rail 0.2%

Swift Services Holdings, Inc.	10.000	11-15-18	1,265,000	1,391,500

Trading Companies & Distributors 0.2%

UR Financing Escrow Corp. (S)	7.375	05-15-20	1,210,000	1,321,925

Information Technology 0.2%				1,196,625

Electronic Equipment, Instruments & Components 0.1%

CDW LLC	8.000	12-15-18	735,000	808,500

Internet Software & Services 0.1%

CyrusOne LP (S)	6.375	11-15-22	375,000	388,125

Materials 10.2%				62,837,188

Chemicals 1.8%

Ferro Corp.	7.875	08-15-18	4,685,000	4,228,213

Hexion US Finance Corp.	8.875	02-01-18	3,500,000	3,535,000

Hexion US Finance Corp.	9.000	11-15-20	2,550,000	2,263,125

INEOS Group Holdings SA (S)	8.500	02-15-16	1,405,000	1,376,900

Construction Materials 0.4%

American Gilsonite Company (S)	11.500	09-01-17	1,790,000	1,852,650

Magnesita Finance, Ltd. (Q)(S)	8.625	04-29-49	515,000	531,626

Containers & Packaging 1.8%

ARD Finance SA, PIK (S)	11.125	06-01-18	1,760,000	1,830,400

Berry Plastics Corp.	9.500	05-15-18	3,318,000	3,633,210

Consolidated Container Company LLC (S)	10.125	07-15-20	5,505,000	5,862,825

Metals & Mining 5.5%

Edgen Murray Corp. (S)	8.750	11-01-20	4,785,000	4,785,000

FMG Resources August 2006 Pty, Ltd. (S)	6.875	02-01-18	2,630,000	2,590,550

FMG Resources August 2006 Pty, Ltd. (S)	6.875	04-01-22	1,780,000	1,735,500

HudBay Minerals, Inc. (S)	9.500	10-01-20	3,980,000	4,198,900

Inmet Mining Corp. (S)	8.750	06-01-20	1,480,000	1,598,400

New Gold, Inc. (S)	6.250	11-15-22	688,000	703,480

Old Aii, Inc. (S)	7.875	11-01-20	1,195,000	1,180,063

Rain CII Carbon LLC (S)	8.000	12-01-18	12,661,000	12,629,348

Thompson Creek Metals Company, Inc.	7.375	06-01-18	2,285,000	1,753,738

Thompson Creek Metals Company, Inc.	9.750	12-01-17	1,120,000	1,164,800

Walter Energy, Inc. (S)	9.875	12-15-20	1,200,000	1,248,000

Paper & Forest Products 0.7%

Sappi Papier Holding GmbH (S)	7.500	06-15-32	2,155,000	1,831,750

Sappi Papier Holding GmbH (S)	7.750	07-15-17	2,153,000	2,303,710

14	High Yield Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Telecommunication Services 5.1%				$31,511,947

Diversified Telecommunication Services 3.9%

Cincinnati Bell, Inc.	8.750	03-15-18	4,300,000	4,343,000

Intelsat Luxembourg SA	11.250	02-04-17	14,587,000	15,462,220

Wind Acquisition Finance SA (S)	7.250	02-15-18	2,985,000	2,955,150

Wind Acquisition Holdings Finance SA, PIK (S)	12.250	07-15-17	1,236,356	1,220,902

Wireless Telecommunication Services 1.2%

Digicel Group, Ltd. (S)	8.250	09-30-20	2,370,000	2,518,125

Digicel, Ltd. (S)	7.000	02-15-20	4,740,000	5,012,550

Utilities 1.2%				7,325,300

Electric Utilities 0.2%

Texas Competitive Electric Holdings
Company LLC, Series A	10.250	11-01-15	6,280,000	1,130,400

Independent Power Producers & Energy Traders 1.0%

NRG Energy, Inc. (S)	6.625	03-15-23	1,600,000	1,656,000

NRG Energy, Inc.	7.625	05-15-19	2,000,000	2,130,000

NRG Energy, Inc.	7.875	05-15-21	2,180,000	2,408,900

Convertible Bonds 3.5%				$21,949,086

(Cost $15,898,823)

Consumer Discretionary 3.0%				18,586,435

Household Durables 0.1%

M/I Homes, Inc.	3.250	09-15-17	830,000	937,381

Media 2.9%

Mood Media Corp. (CAD) (D)	10.000	10-31-15	185,000	185,791

XM Satellite Radio, Inc. (S)	7.000	12-01-14	10,620,000	17,463,263

Consumer Staples 0.2%				995,363

Tobacco 0.2%

Alliance One International, Inc.	5.500	07-15-14	1,045,000	995,363

Financials 0.2%				1,460,960

Commercial Banks 0.2%

Royal Bank of Scotland Group PLC (6.990% to
10-5-17, then 3 month LIBOR + 2.670%) (S)	6.990	10-29-49	1,588,000	1,460,960

Industrials 0.1%				906,328

Airlines 0.1%

United Continental Holdings, Inc.	6.000	10-15-29	375,000	906,328

Foreign Government Obligations 0.8%				$4,808,587

(Cost $4,798,907)

Argentina 0.2%

City of Buenos Aires (S)	9.950	03-01-17	1,665,000	1,390,275

Canada 0.6%

Government of Canada (CAD) (D)	3.250	06-01-21	3,000,000	3,418,312

See notes to financial statements	Semiannual report | High Yield Fund	15

		Maturity
	Rate (%)	date	Par value^	Value
Term Loans (M) 5.0%				$30,613,332

(Cost $27,411,376)

Consumer Discretionary 2.0%				12,181,424

Media 2.0%

Clear Channel Communications, Inc.	3.859	01-29-16	11,108,962	8,984,373

The Star Tribune Company	8.000	09-28-14	1,899,465	1,832,983

Univision Communications, Inc.	4.459	03-31-17	1,399,044	1,364,068

Energy 0.5%				2,896,300

Oil, Gas & Consumable Fuels 0.5%

Boomerang Tube LLC	11.000	10-02-17	2,365,000	2,294,050

Plains Exploration & Production Company (T)	TBD	09-13-19	600,000	602,250

Financials 1.4%				8,701,580

Capital Markets 0.2%

Walter Investment Management Corp. (T)	TBD	11-28-17	1,200,000	1,200,756

Diversified Financial Services 0.5%

Springleaf Finance Funding Company	5.500	05-10-17	3,000,000	2,958,126

Real Estate Investment Trusts 0.7%

iStar Financial, Inc.	5.750	09-28-17	4,544,116	4,542,698

Health Care 0.4%				2,751,656

Health Care Equipment & Supplies 0.0%

AssuraMed Holding, Inc.	9.250	04-24-20	300,000	301,500

Health Care Providers & Services 0.4%

National Mentor Holdings, Inc.	7.000	02-09-17	2,456,297	2,450,156

Materials 0.7%				4,082,372

Chemicals 0.3%

INEOS US Finance LLC	6.500	05-04-18	1,452,700	1,470,859

Metals & Mining 0.4%

FMG Finance PTY, Ltd.	5.250	10-18-17	2,605,000	2,611,513

Collateralized Mortgage Obligations 0.4%				$2,722,386

(Cost $1,640,594)

Commercial & Residential 0.4%				2,722,386

Harborview Mortgage Loan Trust
Series 2007-3, Class ES IO (P)	0.350	05-19-47	127,246,724	903,452
Series 2007-4, Class ES IO (P)	0.350	07-19-47	149,171,535	1,059,118
Series 2007-6, Class ES IO (S)	0.342	08-19-37	107,016,285	759,816

Asset Backed Securities 1.5%				$9,198,741

(Cost $8,889,015)

ACE Securities Corp.
Series 2006-ASP5, Class A2B (P)	0.338	10-25-36	1,070,189	486,008
Series 2006-ASP5, Class A2C (P)	0.388	10-25-36	1,657,612	757,985
Series 2006-ASP5, Class A2D (P)	0.468	10-25-36	2,947,913	1,362,820

Argent Securities, Inc.
Series 2006-M2, Class A2C (P)	0.358	09-25-36	9,252,540	3,303,693

16	High Yield Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Master Asset Backed Securities Trust
Series 2006-HE4, Class A2 (P)	0.318	11-25-36	5,243,906	$2,109,377

Securitized Asset Backed Receivables LLC
Series 2006-HE1, Class A2B (P)	0.298	07-25-36	2,808,790	1,178,858

			Shares	Value
Common Stocks 2.7%				$16,414,692

(Cost $43,285,741)

Consumer Discretionary 1.8%				11,278,959

Hotels, Restaurants & Leisure 0.4%

AMG Management (I)			1,632	0

Greektown Superholdings, Inc. (I)(V)			18,486	983,640

Trump Entertainment Resorts, Inc. (I)			382,151	1,528,604

Media 1.4%

Canadian Satellite Radio Holdings, Inc. (I)			1,197,423	7,497,832

Granite Broadcasting Corp. (I)			11,688	58

The Star Tribune Company (I)			43,011	1,268,825

Vertis Holdings, Inc. (I)			357,027	0

Energy 0.1%				707,922

Oil, Gas & Consumable Fuels 0.1%

Pacific Coast Oil Trust			40,200	707,922

Industrials 0.2%				1,147,286

Airlines 0.0%

Global Aviation Holdings, Inc. (I)			87,000	0

Commercial Services & Supplies 0.2%

Kaiser Group Holdings, Inc. (I)(V)			81,949	1,147,286

Machinery 0.0%

Glasstech, Inc., Class B (I)			4,430	0

Glasstech, Inc., Class C (I)			10	0

Materials 0.6%				3,280,525

Chemicals 0.5%

Huntsman Corp.			111,480	1,832,731

LyondellBasell Industries NV, Class A			25,780	1,282,039

Paper & Forest Products 0.1%

Resolute Forest Products (I)			14,155	165,755

			Shares	Value
Preferred Securities 14.4%				$88,568,234

(Cost $96,957,466)

Consumer Discretionary 4.5%				27,565,858

Auto Components 0.7%

Dana Holding Corp., 4.000% (S)			25,000	3,023,438

The Goodyear Tire & Rubber Company, 5.875%			24,824	1,115,591

Automobiles 1.4%

General Motors Company, Series B, 4.750%			205,673	8,323,586

See notes to financial statements	Semiannual report | High Yield Fund	17

			Shares	Value
Hotels, Restaurants & Leisure 1.9%

Greektown Superholdings, Inc., Series A (I)(V)			158,092	$11,754,140

Household Durables 0.3%

Beazer Homes USA, Inc., 7.250%			62,786	1,037,853

Beazer Homes USA, Inc., 7.500%			62,786	1,067,990

Media 0.2%

Xanadoo Company, Series C (I)			345,350	1,243,260

Energy 0.2%				1,557,110

Oil, Gas & Consumable Fuels 0.2%

Penn Virginia Corp. (I)			16,565	1,557,110

Financials 5.8%				35,653,404

Commercial Banks 1.6%

Regions Financial Corp., 6.375%			111,654	2,765,670

Zions Bancorporation, 7.900%			241,326	6,928,456

Diversified Financial Services 2.1%

Bank of America Corp., Series L, 7.250%			11,700	13,022,100

Insurance 0.9%

Hartford Financial Services Group, Inc., 7.875%			192,005	5,351,179

Real Estate Investment Trusts 1.2%

iStar Financial, Inc., Series F, 7.800%			169,672	3,520,694

iStar Financial, Inc., Series G, 7.650%			199,182	4,065,305

Industrials 3.7%				22,612,019

Airlines 3.3%

Continental Airlines Finance Trust II, 6.000%			613,865	20,334,278

Machinery 0.4%

Glasstech, Inc., Series A (I)			144	143,613

Glasstech, Inc., Series B (I)			4,475	2,134,128

Glasstech, Inc., Series C (I)			11	0

Materials 0.2%				1,179,843

Metals & Mining 0.2%

Thompson Creek Metals Company, Inc., 6.500%			72,383	1,179,843

		Maturity
	Rate (%)	date	Par value^	Value
U.S. Government & Agency Obligations 0.5%				$3,057,470

(Cost $2,997,504)

U.S. Treasury Bonds 0.5%				3,057,470

U.S. Treasury Bond	5.375	02-15-31	2,100,000	3,057,470

			Shares	Value
Warrants 2.4%				$15,117,264

(Cost $20,796,063)

Greektown Superholdings, Inc. (A)(I)(V)			202,511	15,056,693

Mood Media Corp. (Expiration Date: 5-6-16; Strike Price $3.50) (I)			260,981	60,571

The Star Tribune Company (Expiration Date: 9-28-13;
Strike Price $151.23) (I)			15,943	0

18	High Yield Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Escrow Certificates 0.2%				$1,179,473

(Cost $0)

Consumer Discretionary 0.2%				1,017,673

Adelphia Communications Corp. (A)(I)	9.875	—	5,985,000	45,486

Adelphia Communications Corp. (A)(I)	10.250	—	2,990,000	22,724

Mood Media Corp. (A)(I)	—	—	228,295	0

SuperMedia, Inc. (I)	8.000	11-15-16	54,255,000	949,463

Industrials 0.0%				0

US Airways Group, Inc. (A)(I)	11.200	—	606,056	0

Materials 0.0%				161,800

Smurfit-Stone Container Corp. (I)	8.000	03-15-17	8,090,000	161,800

			Par value^	Value
Short-Term Investments 5.8%				$35,513,000

(Cost $35,513,000)

Repurchase Agreement 5.8%				35,513,000

Repurchase Agreement with State Street Corp. dated 11-30-12
at 0.010% to be repurchased at $35,513,030 on 12-3-12,
collateralized by $34,675,000 U.S. Treasury Notes, 1.500%
due 6-30-16 (valued at $36,224,071, including interest)			35,513,000	35,513,000

Total investments (Cost $658,444,223)† 98.6%			$607,419,546

Other assets and liabilities, net 1.4%				$8,389,529

Total net assets 100.0%			$615,809,075

^ The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. All par values are denominated in U.S. dollars unless otherwise indicated.

Currency abbreviations
CAD — Canadian Dollar
CHF — Swiss Franc

IO Interest-Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Paid In Kind

(A) Strike price and/or expiration date not available.

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H) Non-income producing — Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $188,556,616 or 30.6% of the Fund’s net assets as of 11-30-12.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

See notes to financial statements	Semiannual report | High Yield Fund	19

Notes to Schedule of Investments (continued)

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to Note 8 of the Notes to financial statements.

† At 11-30-12, the aggregate cost of investment securities for federal income tax purposes was $655,154,289. Net unrealized depreciation aggregated $47,734,743, of which $46,299,264 related to appreciated investment securities and $94,034,007 related to depreciated investment securities.

20	High Yield Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $605,245,867)	$570,251,627
Investments in affiliated issuers, at value (Cost $53,198,356)	37,167,919

Total investments, at value (Cost $658,444,223)	607,419,546
Cash	6,895
Foreign currency, at value (Cost $2,100,550)	2,112,028
Receivable for investments sold	3,414,296
Receivable for fund shares sold	1,506,577
Receivable for forward foreign currency exchange contracts	973
Dividends and interest receivable	11,106,984
Other receivables and prepaid expenses	99,420

Total assets	625,666,719

Liabilities

Payable for investments purchased	6,481,113
Payable for forward foreign currency exchange contracts	204,794
Payable for fund shares repurchased	2,234,653
Distributions payable	545,707
Payable to affiliates
Accounting and legal services fees	26,508
Transfer agent fees	87,495
Distribution and service fees	43,851
Trustees’ fees	73,911
Other liabilities and accrued expenses	159,612

Total liabilities	9,857,644

Net assets

Paid-in capital	$1,186,788,045
Undistributed net investment income	6,574,278
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(526,339,534)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	(51,213,714)

Net assets	$615,809,075

See notes to financial statements	Semiannual report | High Yield Fund	21

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($401,298,456 ÷ 109,984,089 shares)	$3.65
Class B ($53,494,478 ÷ 14,650,525 shares)[1]	$3.65
Class C ($130,007,522 ÷ 35,650,013 shares)[1]	$3.65
Class I ($31,008,619 ÷ 8,503,474 shares)	$3.65

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$3.82

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

22	High Yield Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 11-30-12
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest from unaffiliated issuers	$19,296,005
Interest from affiliated issuers	718,047
Dividends	3,229,195
Less foreign taxes withheld	(1,572)

Total investment income	23,241,675

Expenses

Investment management fees	1,556,760
Distribution and service fees	1,410,196
Accounting and legal services fees	65,934
Transfer agent fees	538,102
Trustees’ fees	21,163
State registration fees	44,835
Printing and postage	43,067
Professional fees	50,638
Custodian fees	53,946
Registration and filing fees	11,933
Other	16,363

Total expenses	3,812,937

Net investment income	19,428,738

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	11,408,225
Investments in affiliated issuers	929,394
Foreign currency transactions	111,957

12,449,576
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	34,337,283
Investments in affiliated issuers	(6,685,046)
Translation of assets and liabilities in foreign currencies	(1,139,444)

26,512,793

Net realized and unrealized gain	38,962,369

Increase in net assets from operations	$58,391,107

See notes to financial statements	Semiannual report | High Yield Fund	23

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	11-30-12	ended
	(Unaudited)	5-31-12

Increase (decrease) in net assets

From operations
Net investment income	$19,428,738	$44,399,253
Net realized gain (loss)	12,449,576	(195,056,433)
Change in net unrealized appreciation (depreciation)	26,512,793	62,195,413

Increase (decrease) in net assets resulting from operations	58,391,107	(88,461,767)

Distributions to shareholders
From net investment income
Class A	(13,208,473)	(26,634,483)
Class B	(1,605,486)	(3,193,232)
Class C	(3,970,231)	(7,729,768)
Class I	(885,596)	(1,933,126)

Total distributions	(19,669,786)	(39,490,609)

From Fund share transactions	(25,789,847)	(287,791,023)

Total increase (decrease)	12,931,474	(415,743,399)

Net assets

Beginning of period	602,877,601	1,018,621,000

End of period	$615,809,075	$602,877,601

Undistributed net investment income	$6,574,278	$6,815,326

24	High Yield Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	11-30-12[1]	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08

Per share operating performance

Net asset value, beginning of period	$3.42	$3.96	$3.64	$2.46	$4.54	$5.74
Net investment income[2]	0.12	0.23	0.26	0.30	0.41	0.38
Net realized and unrealized gain (loss)
on investments	0.23	(0.57)	0.38	1.22	(2.05)	(1.21)
Total from investment operations	0.35	(0.34)	0.64	1.52	(1.64)	(0.83)
Less distributions
From net investment income	(0.12)	(0.20)	(0.32)	(0.34)	(0.44)	(0.37)
Net asset value, end of period	$3.65	$3.42	$3.96	$3.64	$2.46	$4.54
Total return (%)[3,4]	10.39[5]	(8.33)	18.42	64.42	(35.84)	(15.07)

Ratios and supplemental data

Net assets, end of period (in millions)	$401	$398	$650	$632	$383	$772
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05[6]	1.07	1.02	1.01	1.11[7]	0.95
Expenses net of fee waivers	1.05[6]	1.07	1.02	0.99	1.11[7]	0.95
Expenses net of fee waivers and credits	1.05[6]	1.07	1.02	0.98	1.11[7]	0.95
Net investment income	6.70[6]	6.62	6.89	9.23	13.40	7.12
Portfolio turnover (%)	47	46	51	92	55	55

1 Six months ended 11-30-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

See notes to financial statements	Semiannual report | High Yield Fund	25

CLASS B SHARES Period ended	11-30-12[1]	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08

Per share operating performance

Net asset value, beginning of period	$3.42	$3.96	$3.63	$2.46	$4.54	$5.74
Net investment income[2]	0.11	0.20	0.24	0.27	0.39	0.34
Net realized and unrealized gain (loss)
on investments	0.23	(0.56)	0.39	1.21	(2.06)	(1.21)
Total from investment operations	0.34	(0.36)	0.63	1.48	(1.67)	(0.87)
Less distributions
From net investment income	(0.11)	(0.18)	(0.30)	(0.31)	(0.41)	(0.33)
Net asset value, end of period	$3.65	$3.42	$3.96	$3.63	$2.46	$4.54
Total return (%)[3,4]	9.98[5]	(9.02)	17.85	62.82	(36.32)	(15.72)

Ratios and supplemental data

Net assets, end of period (in millions)	$53	$53	$89	$94	$71	$161
Ratios (as a percentage of average net assets):
Expenses before reductions	1.81[6]	1.82	1.77	1.76	1.86[7]	1.70
Expenses net of fee waivers	1.81[6]	1.82	1.77	1.74	1.86[7]	1.70
Expenses net of fee waivers and credits	1.81[6]	1.82	1.77	1.73	1.86[7]	1.70
Net investment income	5.95[6]	5.87	6.29	8.50	12.71	6.33
Portfolio turnover (%)	47	46	51	92	55	55

1 Six months ended 11-30-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

CLASS C SHARES Period ended	11-30-12[1]	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08

Per share operating performance

Net asset value, beginning of period	$3.42	$3.96	$3.64	$2.46	$4.54	$5.74
Net investment income[2]	0.11	0.20	0.23	0.28	0.38	0.34
Net realized and unrealized gain (loss)
on investments	0.23	(0.56)	0.39	1.21	(2.05)	(1.21)
Total from investment operations	0.34	(0.36)	0.62	1.49	(1.67)	(0.87)
Less distributions
From net investment income	(0.11)	(0.18)	(0.30)	(0.31)	(0.41)	(0.33)
Net asset value, end of period	$3.65	$3.42	$3.96	$3.64	$2.46	$4.54
Total return (%)[3,4]	9.99[5]	(9.02)	17.55	63.26	(36.32)	(15.72)

Ratios and supplemental data

Net assets, end of period (in millions)	$130	$131	$219	$207	$120	$244
Ratios (as a percentage of average net assets):
Expenses before reductions	1.81[6]	1.82	1.77	1.76	1.86[7]	1.70
Expenses net of fee waivers	1.81[6]	1.82	1.77	1.74	1.86[7]	1.70
Expenses net of fee waivers and credits	1.81[6]	1.82	1.77	1.73	1.86[7]	1.70
Net investment income	5.95[6]	5.87	6.13	8.47	12.59	6.39
Portfolio turnover (%)	47	46	51	92	55	55

1 Six months ended 11-30-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

26	High Yield Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	11-30-12[1]	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08[2]

Per share operating performance

Net asset value, beginning of period	$3.41	$3.96	$3.64	$2.46	$4.54	$5.42
Net investment income[3]	0.12	0.24	0.27	0.32	0.31	0.31
Net realized and unrealized gain (loss)
on investments	0.25	(0.57)	0.39	1.21	(1.94)	(0.91)
Total from investment operations	0.37	(0.33)	0.66	1.53	(1.63)	(0.60)
Less distributions
From net investment income	(0.13)	(0.22)	(0.34)	(0.35)	(0.45)	(0.28)
Net asset value, end of period	$3.65	$3.41	$3.96	$3.64	$2.46	$4.54
Total return (%)[4]	10.91[5]	(8.26)	18.85	64.98	(35.63)	(11.40)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$31	$20	$60	$26	$11	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.73[6]	0.72	0.64	0.66	0.87[7]	0.70[7]
Expenses net of fee waivers and credits	0.73[6]	0.72	0.64	0.66	0.87[7]	0.70[7]
Net investment income	7.03[6]	6.91	7.04	9.49	12.00	8.06[7]
Portfolio turnover (%)	47	46	51	92	55	55[8]

1 Six months ended 11-30-12. Unaudited.
2 Period from 8-27-07 (inception date) to 5-31-08.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
8 Portfolio turnover is shown for the period from 6-1-07 to 5-31-08.

See notes to financial statements	Semiannual report | High Yield Fund	27

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock High Yield Fund (the Fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek high current income. Capital appreciation is a secondary goal.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

28	High Yield Fund | Semiannual report

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of November 30, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
INVESTMENTS IN SECURITIES	VALUE AT 11-30-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$378,277,281	—	$354,098,936	$24,178,345
Convertible Bonds	21,949,086	—	21,763,295	185,791
Foreign Government
Obligations	4,808,587	—	4,808,587	—
Term Loans	30,613,332	—	30,613,332	—
Collateralized Mortgage
Obligations	2,722,386	—	—	2,722,386
Asset Backed Securities	9,198,741	—	9,198,741	—
Common Stocks	16,414,692	$12,633,565	2,797,487	983,640
Preferred Securities	88,568,234	49,935,389	23,357,704	15,275,141
U.S. Government & Agency
Obligations	3,057,470	—	3,057,470	—
Warrants	15,117,264	—	60,571	15,056,693
Escrow Certificates	1,179,473	—	230,010	949,463
Short-Term Investments	35,513,000	—	35,513,000	—

Total Investments in
Securities	$607,419,546	$62,568,954	$485,499,133	$59,351,459
Other Financial Instruments
Forward Foreign Currency
Contracts	($203,821)	—	($203,821)	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

Semiannual report | High Yield Fund	29

		CONVERT-	COLLATERALIZED				ESCROW
	CORPORATE	IBlE	MORTGAGE	COMMON	PREFERRED		CERTIFI-
	BONDS	BONDS	OBLIGATIONS	STOCKS	STOCKS	WARRANTS	CATES	TOTALS

Balance as of 5-31-12	$23,262,757	—	$2,620,108	$2,164,270	$15,604,601	$14,985,817	—	$58,637,553
Realized gain (loss)	53,633	—	—	(1,000,876)	—	(2,434,563)	$243,075	(3,138,731)
Change in unrealized appreciation
(depreciation)	1,013,597	$185,791	102,278	1,461,730	(329,460)	$2,505,439	949,463	5,888,838
Purchases	—	—	—	—	—	—	—	—
Sales	(151,642)	—	—	(877,124)	—	—	(243,075)	(1,271,841)
Transfer into level 3	—	—	—	—	—	—	—	—
Transfer out of level 3	—	—	—	(764,360)	—	—	—	(764,360)
Balance as of 11-30-12	$24,178,345	$185,791	$2,722,386	$983,640	$15,275,141	$15,056,693	$949,463	$59,351,459
Change in unrealized at period end*	$1,013,597	$185,791	$102,278	$9,058	($329,460)	$70,879	949,463	$2,001,606

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end. This balance is included in the change in net unrealized appreciation (depreciation) on the Statement of operations.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 securities are outlined in the table below:

	FAIR VALUE	VALUATION	UNOBSERVABLE
	AT 11-30-12	TECHNIQUE	INPUTS	INPUT/RANGE

Corporate Bonds	$20,742,424	Market Approach	Offered quotes	$100.00 – $100.67
				(Weighted Average: $100.00)
	773,732	Market Approach	Market comparable
			company bond price	$55.08
			Comparability
			adjustment	–15.00%
	2,662,189	Discounted Cash	Estimated recovery
		Flows	rate	72%
	24,178,345
Convertible Bonds	$185,791	Market Approach	Market comparable
			company bond price	$100.43
Collateralized	$2,722,386	Market Approach	Offered quotes	0.71
Mortgage Obligations
Common Stocks	$983,640	Market Approach	EBITA multiple	7.53x
			Discount lack of
			marketability	10%
Preferred Securities	$11,754,140	Market Approach	EBITA multiple	7.53x
			Discount lack of
			marketability	10%
	1,243,260	Market Approach	Estimated liquidation
			value	3.60
	2,277,741	Market Approach	EBITA multiple	5.25x

	15,275,141
Warrants	$15,056,693	Market Approach	EBITA multiple	7.53x
			Discount lack of
			marketability	10%
Escrow Certificates	$949,463	Market Approach	Offered quotes	$1.75

Increases/decreases in offered quotes, market comparable company bond prices, comparability adjustments, estimated recovery rates, earnings before interest, taxes, depreciation and amortization (EBITA) multiples and estimated liquidation values may result in increases/decreases in security valuation. Increases/decreases in discounts for lack of marketablity may result in decreases/increases in security valuation.

30	High Yield Fund | Semiannual report

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. The Fund may have limited rights to enforce the terms of an underlying loan.

At November 30, 2012, the Fund had $15,345,000 in unfunded loan commitments outstanding.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant

Semiannual report | High Yield Fund	31

to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended November 30, 2012 were $1,100. For the six months ended November 30, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which it invests. Taxes are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $418,790,934 available to offset future net realized capital gains as of May 31, 2012. The following table details the capital loss carryforward available as of May 31, 2012:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31					NO EXPIRATION DATE
2013	2014	2017	2018	2019	SHORT-TERM	LONG-TERM

$16,601,696	$49,081,713	$5,139,278	$98,534,348	$104,329,868	—	$145,104,031

As of May 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

32	High Yield Fund | Semiannual report

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to passive foreign investment companies, partnerships, derivative transactions, tender consent fees and expiration of capital loss carryforwards.

New accounting pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended November 30, 2012, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the six months ended November 30, 2012, the Fund held forward foreign currency contracts with USD notional

Semiannual report | High Yield Fund	33

values ranging from $25.9 million to $75.6 million, as measured at each quarter end. The following table summarizes the contracts held at November 30, 2012.

	PRINCIPAL AMOUNT	PRINCIPAL AMOUNT
	COVERED BY	COVERED BY		SETTLEMENT	UNREALIZED
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	APPRECIATION

Sells
CAD	23,089,049	$23,007,946	Bank of Montreal	2-5-13	($204,794)
CAD	2,995,000	3,012,018	State Street Bank	2-5-13	973
			and Trust
		$26,019,964			($203,821)

Currency Abbreviations

CAD	Canadian Dollar

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at November 30, 2012 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Foreign exchange	Receivable/Payable for	Forward foreign	$973	($204,794)
contracts	forward foreign currency	currency
	exchange contracts	contracts

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2012:

	STATEMENT OF OPERATIONS	FOREIGN CURRENCY
RISK	LOCATION	TRANSACTIONS*	TOTAL

Foreign exchange contracts	Net realized gain (loss) on	$113,943	$113,943

Total		$113,943	$113,943

*Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2012:

		TRANSLATION OF ASSETS
	STATEMENT OF OPERATIONS	AND LIABILITIES IN
RISK	LOCATION	FOREIGN CURRENCIES*	TOTAL

Foreign exchange contracts	Change in net unrealized	($1,200,599)	($1,200,599)
	appreciation (depreciation)

Total		($1,200,599)	($1,200,599)

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

34	High Yield Fund | Semiannual report

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.6250% of the first $75,000,000 of the Fund’s average daily net assets, (b) 0.5625% of the next $75,000,000, (c) 0.5000% of the next $350,000,000, (d) 0.4750% of the next $2,000,000,000 and (e) 0.4500% of the Fund’s average daily net assets in excess of $2,500,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC an affiliate of the Adviser. The fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended November 30, 2012 were equivalent to a net annual effective rate of 0.52% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund pays the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b-1 FEE

Class A	0.25%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $209,912 for the six months ended November 30, 2012. Of this amount, $1,803 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $195,137 was paid as sales commissions to broker-dealers and $12,972 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Semiannual report | High Yield Fund	35

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2012, CDSCs received by the Distributor amounted to $64,655 and $3,274 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2012 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$487,237	$355,950
Class B	266,136	48,677
Class C	656,823	120,140
Class I	—	13,335
Total	$1,410,196	$538,102

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, these Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

36	High Yield Fund | Semiannual report

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended November 30, 2012 and for the year ended May 31, 2012 were as follows:

	Six months ended 11-30-12			Year ended 5-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	12,559,902	$44,711,669	40,068,257	$135,217,587
Distributions reinvested	3,115,419	11,037,499	6,100,528	20,843,651
Repurchased	(22,119,844)	(77,341,158)	(93,929,988)	(328,696,701)

Net decrease	(6,444,523)	($21,591,990)	(47,761,203)	($172,635,463)

Class B shares

Sold	932,936	$3,299,645	1,557,258	$5,315,982
Distributions reinvested	353,491	1,252,453	640,819	2,184,022
Repurchased	(2,262,567)	(7,970,633)	(9,071,267)	(31,619,694)

Net decrease	(976,140)	($3,418,535)	(6,873,190)	($24,119,690)

Class C shares

Sold	1,824,112	$6,421,108	4,283,840	$14,654,940
Distributions reinvested	917,158	3,244,794	1,678,951	5,727,600
Repurchased	(5,518,349)	(19,476,058)	(23,016,434)	(80,248,136)

Net decrease	(2,777,079)	($9,810,156)	(17,053,643)	($59,865,596)

Class I shares

Sold	3,926,386	$13,985,294	10,378,498	$34,853,255
Distributions reinvested	191,821	681,181	426,952	1,474,695
Repurchased	(1,589,226)	(5,635,641)	(20,032,124)	(67,498,224)

Net increase (decrease)	2,528,981	$9,030,834	(9,226,674)	($31,170,274)

Net decrease	(7,668,761)	($25,789,847)	(80,914,710)	($287,791,023)

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $261,660,046 and $276,376,707, respectively, for the six months ended November 30, 2012. Purchases of U.S. Treasury obligations aggregated $2,997,504 for the six months ended November 30, 2012.

Semiannual report | High Yield Fund	37

Note 8 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended November 30, 2012, is set forth below:

	BEGINNING	ENDING		DIVIDEND/
	SHARE/PAR	SHARE/PAR	REALIZED	INTEREST	ENDING
AFFILIATE	AMOUNT	AMOUNT	GAIN (LOSS)	INCOME	VALUE

Greektown Superholdings,
Inc. — common stock
Bought: none
Sold: none	18,486	18,486	—	None	$983,640

Greektown Superholdings,
Inc. — preferred stock
Bought: none
Sold: none	158,092	158,092	—	None	$11,754,140

Greektown Superholdings,
Inc. — warrants
Bought: none
Sold: none	202,511	202,511	—	None	$15,056,693

Greektown Superholdings,
Inc. — corporate bonds
Bought: none
Sold: $8,000,000	$15,688,000	$7,688,000	$929,356	$718,047	$8,226,160

Kaiser Group Holdings, Inc.
Bought: none
Sold: none	81,949	81,949	—	None	$1,147,286

38	High Yield Fund | Semiannual report

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock High Yield Fund (the Fund), a series of John Hancock Bond Trust (the Trust), met in-person on May 6–8 and June 3–5, 2012 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, Manulife Asset Management (US) LLC (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

On June 3–5, 2012, the Board consisted of nine individuals, seven of whom were Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairman. On June 3–5, 2012, the Board had four standing committees that were composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts & Operations Committee. Additionally, on June 3–5, 2012, Investment Performance Committee A was a standing committee of the Board composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee A was responsible for overseeing and monitoring matters relating to the investment performance of the Fund. The Board also designated an Independent Trustee as Vice Chairman to serve in the absence of the Chairman. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 6–8, 2012 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Lipper, a Thomson Reuters company (Lipper), on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Expense Group, each as determined by Lipper, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Expense Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that

Semiannual report | High Yield Fund	39

result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a comparison of the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 6–8, 2012, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 6–8, 2012 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 3–5, 2012, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement and the Subadvisory Agreement, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s investment manager analytical capabilities, market and economic knowledge and execution of its Subadviser oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the

40	High Yield Fund | Semiannual report

Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliates’ policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by the Adviser, which analyzed various factors that may affect the Lipper rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Lipper Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Lipper to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2012 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2011 and that of its Category average and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

High Yield Fund Class A Shares	–13.15%	22.52%	–1.30%	5.98%
High Current Yield Category Average	2.78%	19.77%	5.10%	6.99%
BOFAML US HY Mstr 2 TR Index	4.38%	23.72%	7.34%	8.59%

The Board noted that the Fund materially underperformed its Category’s average performance over the one- and five-year periods underperformed its Category’s average performance over the 10-year period, but outperformed its Category’s average performance over the three-year period. The Board noted that the Fund underperformed its benchmark index’s performance over all periods shown. The Board noted that the Adviser had undertaken to address the Fund’s performance volatility, including portfolio construction adjustments and enhanced risk controls in managing the Fund. The Board noted that the Fund’s current management team was recently changed and that the Fund’s underperformance for periods prior to the change were not attributable to the Fund’s current management team. The Board concluded that the steps the Adviser and Subadviser were taking had not yet resulted in outperformance and that it would continue to closely monitor performance for improvement.

Semiannual report | High Yield Fund	41

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Expense Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including other registered investment companies, institutional investors and separate accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Expense Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and, if different, the Fund’s total operating expense ratio after taking into account any fee waiver or expense waiver agreement by the Adviser (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Expense Group median.

The Board noted that the Fund’s advisory fee ratio was six basis points below the Expense Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s 2011 financial statements in relation with the Fund’s Expense Group median provided by Lipper in April 2012:

	FUND — CLASS A SHARES	EXPENSE GROUP MEDIAN

Advisory Fee Ratio	0.52%	0.58%
Gross Expense Ratio	1.07%	1.11%
Net Expense Ratio	1.07%	1.07%

The Board viewed favorably the Adviser’s and Subadviser’s agreement to decrease certain breakpoint levels, resulting in an immediate benefit to shareholders.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the year ended December 31, 2010. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of a limited number of other investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is limited.

The Board considered limited profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered basic assumptions and methodology for allocating expenses in the Subadviser’s profitability analysis.

42	High Yield Fund | Semiannual report

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement and the Subadvisory Agreement each for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

Semiannual report | High Yield Fund	43

Special Shareholder Meeting

On November 15, 2012, a Special Meeting of the Shareholders of John Hancock Bond Trust and each of its series, including John Hancock High Yield Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Bond Trust.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	176,204,064.52	4,001,999.19
Peter S. Burgess	176,123,128.76	4,082,934.95
William H. Cunningham	176,001,211.17	4,204,852.54
Grace K. Fey	176,224,633.54	3,981,430.17
Theron S. Hoffman	176,305,574.38	3,900,489.33
Deborah C. Jackson	176,350,388.61	3,855,675.11
Hassell H. McClellan	176,031,994.08	4,174,069.63
James M. Oates	176,057,074.21	4,148,989.51
Steven R. Pruchansky	176,233,916.63	3,972,147.08
Gregory A. Russo	176,165,585.33	4,040,478.39
Non-Independent Trustees
James R. Boyle	176,333,771.19	3,872,292.52
Craig Bromley	176,333,378.72	3,872,684.99
Warren A. Thomson	176,230,496.88	3,975,566.83

44	High Yield Fund | Semiannual report

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Advisers, LLC
Charles L. Bardelis*
James R. Boyle†	Subadviser
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Steven R. Pruchansky, Vice Chairman	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | High Yield Fund	45

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

This report is for the information of the shareholders of John Hancock High Yield Fund.	57SA 11/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	1/13

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By:	/s/ Hugh McHaffie
--------------------------------
Hugh McHaffie

President

Date:	January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
--------------------------------
Hugh McHaffie
President

Date:	January 22, 2013

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	January 22, 2013